  TCW Galileo Funds, Inc.
--------------------------------------------------------------------------------
Table of Contents                                                 April 30, 1999
  International

Letter To Shareholders......................................................   1
Performance Summary.........................................................   2
Schedules of Investments:
  TCW Galileo Asia Pacific Equities Fund....................................   3
  TCW Galileo Emerging Markets Equities Fund................................   6
  TCW Galileo Emerging Markets Income Fund..................................  11
  TCW Galileo European Equities Fund........................................  14
  TCW Galileo International Equities Fund...................................  17
  TCW Galileo Japanese Equities Fund........................................  18
  TCW Galileo Latin America Equities Fund...................................  21
Statements of Assets and Liabilities........................................  24
Statements of Operations....................................................  26
Statements of Changes in Net Assets.........................................  28
Notes to Financial Statements...............................................  32
Financial Highlights........................................................  43

                                       .
--------------------------------------------------------------------------------
To Our Shareholders

We are pleased to submit the April 30, 1999 Semi-Annual Reports for the TCW Galileo Funds. In our new format, we have separated our reports into three categories; 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds to provide more focused information to our shareholders.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. On March 1, 1999, we created an additional class of shares (N class) on nine of our Galileo Funds.

Now individuals can purchase our Select Equities Fund, Aggressive Growth Equities Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Growth Fund, European Equities Fund, Core Fixed Income Fund, High Yield Bond Fund or Total Return Mortgage Backed Securities Fund with a low initial investment of $2,000. The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front end loads, or deferred sales charges.

Please call our Shareholder Services Department at (800) FUND-TCW [(800) 386-3829] if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern
Marc I. Stern
Chairman of the Board

June 7, 1999
                                                                             1

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
Performance Summary (Unaudited)                                   April 30, 1999
  International

                                      Total Return -- Annualized
                                         As of April 30, 1999
                                 -------------------------------------------
                                   Latest 12-Months   Latest         Since       Inception
                           NAV   Ended April 30, 1999 5-Year       Inception       Date
                       ----------------------------------------------------------------------
TCW Galileo Asia Pacific
 Equities Fund            $ 6.95         26.98 %      (0.20)%         7.71 % (1) 04/01/93 (2)
TCW Galileo Emerging
 Markets Equities Fund    $ 6.84        (20.00)%      (4.49)%         0.93 % (1) 06/01/93 (2)
TCW Galileo Emerging
 Markets Income Fund      $ 7.86        (17.57)%       N/A            2.55 % (1) 09/04/96 (2)
TCW Galileo European
 Equities Fund --
  Institutional Class     $12.64          1.87 %       N/A           19.02 %     11/01/97
TCW Galileo European
 Equities Fund --
  Advisory Class          $12.63           N/A         N/A            2.10 % (3) 03/01/99
TCW Galileo
 International Equities
 Fund                     $12.60          8.07 %       6.44 % (1)     8.77 % (1) 12/01/93 (2)
TCW Galileo Japanese
 Equities Fund            $11.98         39.63 %       N/A           (6.87)% (1) 05/01/95 (2)
TCW Galileo Latin
 America Equities Fund    $10.21        (22.77)%      (1.80)%         7.91 % (1) 07/01/91 (2)

(1) Performance data includes the performance of the predecessor limited part-nership for periods before the TCW Galileo Funds' registration became ef-fective. The predecessor limited partnerships were not registered under the Investment Company Act of 1940, as amended ("1940 Act"), and, therefore were not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limted partnership's performance may have been lower.
(2) Inception date of predecessor limited partnership.
(3) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year's operat-ing results.
 2

 TCW Galileo Asia Pacific Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

Number of
Shares or
Warrants    Common Stock                                              Value
---------   ------------                                            ----------
            China (Cost: $221,998) (2.5% of Net Assets)
1,532,000   Zhenhai Refining & Chemical Corporation                 $  336,013
                                                                    ----------
            Hong Kong (35.8%)
   72,000   Cheung Kong Holdings, Limited                              654,892
   39,000   Dao Heng Bank Group, Limited                               158,498
  326,800   Hong Kong Telecommunications                               879,096
   16,457   HSBC Holdings Public Company, Limited                      611,492
  132,000   Hutchison Whampoa, Limited                               1,183,605
  600,000   Midlands Realty Holdings, Limited                          123,082
   69,000   Sun Hung Kai Properties, Limited                           605,349
  230,000   Wharf Holdings, Limited                                    563,806
                                                                    ----------
            Total Hong Kong (Cost: $3,762,729)                       4,779,820
                                                                    ----------
            India (2.3%)
    4,800   Infosystems Technologies Limited (ADR)                     198,300*
    8,800   Videsh Sanchar Nigam,Limited (GDR)                         105,600
                                                                    ----------
            Total India (Cost: $285,784)                               303,900
                                                                    ----------
            Philippines (3.5%)
  247,000   Jollibee Foods Corporation, Warrants, expire 03/25/03      148,912*
   33,900   Manila Electric Company                                    128,847
    5,870   Philippine Long Distance Telephone Company                 189,256
                                                                    ----------
            Total Philippines (Cost: $346,212)                         467,015
                                                                    ----------
            Singapore (14.1%)
   55,500   City Developments, Limited                                 369,825
   67,000   Natsteel Electronics, Limited                              225,203
   84,000   Oversea-Chinese Banking Corporation, Limited               787,594*
   15,268   Singapore Press Holdings, Limited                          225,086
  117,397   Singapore Technologies Engineering, Limited                125,995
   84,000   Singapore Telecommunications, Limited                      155,537
                                                                    ----------
            Total Singapore (Cost: $1,269,018)                       1,889,240
                                                                    ----------
            South Korea (22.0%)
   17,000   Housing & Commercial Bank, Korea                           400,336*
   15,200   Korea Electric Power Corporation                           437,208
    6,300   Korea Telecom Corporation                                  325,120*
   19,498   L.G. Chemical, Limited                                     336,172
   25,000   Mirae Company                                              118,797
    2,310   Pohang Iron & Steel Company, Limited                       194,941
    8,165   Samsung Display Devices Company                            418,894
    9,107   Samsung Electronics Company, Limited                       700,067
                                                                    ----------
            Total South Korea (Cost: $2,036,463)                     2,931,535
                                                                    ----------

                                                                             3

See accompanying notes to financial statements.

  TCW Galileo Asia Pacific Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Number of
 Shares                                                             Value
---------                                                        -----------
           Taiwan (14.4%)
     115   Asustek Computer, Inc. (144A) (GDR)                   $     1,555**
  43,334   Asustek Computer, Inc. (GDR)                              586,092*
  12,307   Siliconware Precision Industries Company (GDR)            136,915*
  18,068   Synnex Tech International (GDR)                           354,585*
 136,405   Taiwan Semiconductor Manufacturing Company
            (Local Shares)                                           460,237**
   6,590   Winbond Electronics Corporation (144A) (GDR)               67,877**
  31,000   Winbond Electronics Corporation (GDR)                     319,300*
                                                                 -----------
           Total Taiwan (Cost: $1,601,305)                         1,926,561
                                                                 -----------
           Thailand (4.4%)
  14,900   Advanced Information Services Public Company, Foreign     158,109*
  14,486   Advanced Semiconducter Engineering, Inc. (GDR)            229,965*
  68,100   Bangkok Bank Company, Limited, Foreign                    203,585*
                                                                 -----------
           Total Thailand (Cost: $410,986)                           591,659
                                                                 -----------
           Total Investments (Cost: $9,934,495) (99.1%)           13,225,743
           Excess of Other Assets over Liabilities (0.9%)            127,555
                                                                 -----------
           Net Assets (100.0%)                                   $13,353,298
                                                                 ===========

Notes to the Schedule of Investments:
 * Non-income producing.
** Restricted Security (Note 8).
 4

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Investments by Industry (Unaudited)                               April 30, 1999

                                                                 Percentage of
            Industry                                              Net Assets
--------------------------------                                 -------------
Aerospace/Defense                                                     0.9%

Banking                                                              16.3

Chemicals                                                             2.5

Commercial Services                                                   8.9

Computer Software & Services                                          9.4

Electronics                                                          19.2

Energy & Oil Services                                                 2.5

Media--Broadcasting & Publishing                                      1.7

Metals                                                                1.5

Real Estate                                                          17.3

Restaurants                                                           1.1

Telecommunications                                                   13.6

Utilities                                                             4.2
                                                                     ----

Total                                                                99.1%
                                                                     ====

                                                                             5

See accompanying notes to financial statements.

  TCW Galileo Emerging Markets Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

Number of
 Shares    Common Stock                                                            Value
---------  ------------                                                          ---------
           Argentina (4.0% of Net Assets)
    1,780  Banco de Galicia y Buenos Aires, S.A. (ADR)                           $  41,051
   28,600  Perez Companc, S.A., Series B                                           177,677*
    2,180  Telecom Argentina STET--France Telecom, S.A., Series B (ADR)             75,210
    2,980  Telefonica de Argentina, Sociedad Anonima, Series B (ADR)               111,378
    2,675  Transportadora de Gas del Sur, S.A. (ADR)                                25,580
    9,031  Yacimientos Petroliferos Fiscales Sociedad del Estado, Series D (ADR)   379,302
                                                                                 ---------
           Total Argentina (Cost: $659,801)                                        810,198
                                                                                 ---------
           Asia (Cost: $275,002) (0.0%)
   27,500  Central Asian Investment Company, Limited                                    --* **
                                                                                 ---------
           Brazil (2.7%)
    3,725  Companhia Energetica de Minas Gerais (CEMIG), S.A. (ADR)                 86,606
5,360,000  Gerdau, S.A.                                                             82,238
    4,240  Telebras (ADR)                                                          386,105*
    4,820  Telecomunicacoes Brasileiras (ADR)                                          377*
                                                                                 ---------
           Total Brazil (Cost: $462,689)                                           555,326
                                                                                 ---------
           Chile (2.8%)
    7,347  Compania de Telecomunicaciones de Chile, S.A., Series A (ADR)           194,236
    2,600  Distribucion y Servicio, S.A. (ADR)                                      39,325
      320  Enersis, S.A. (ADR)                                                       6,140
    7,190  Laboratorio Chile, S.A. (ADR)                                           128,521
    1,600  Quimica Y Minera Chile (ADR)                                             59,000
    4,340  Vina Concha y Toro, S.A. (ADR)                                          140,779
                                                                                 ---------
           Total Chile (Cost: $506,527)                                            568,001
                                                                                 ---------
           China (Cost: $39,029) (0.3%)
  312,000  Zhenhai Refining & Chemical Corporation                                  68,431
                                                                                 ---------
           Colombia (0.7%)
    4,950  BanColombia, S.A. (ADR)                                                  33,413
   18,173  Bavaria CB                                                               99,470
                                                                                 ---------
           Total Colombia (Cost: $197,267)                                         132,883
                                                                                 ---------
           Greece (6.5%)
    5,240  Credit Bank                                                             374,480
    1,500  Ergo Bank, S.A.                                                         131,099
    7,300  Hellenic Petroleum, S.A.                                                 58,928*
   17,096  Hellenic Telecommunication Organization, S.A.                           397,078
    2,000  Intracom, S.A.                                                          132,439
    1,000  National Bank of Greece, S.A.                                            68,234
    2,700  Panafon, S.A.                                                            72,008*
      970  Titan Cement Company, S.A.                                               74,994
                                                                                 ---------
           Total Greece (Cost: $1,256,344)                                       1,309,260
                                                                                 ---------

 6

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Number of
 Shares                                                               Value
---------                                                           ---------
           Hong Kong (Cost: $105,600) (0.8%)
 309,000   Legend Holdings, Limited                                 $ 159,465
                                                                    ---------
           Hungary (2.6%)
  47,600   Magyer Taukoz lesi Rt.                                     265,383
   4,783   Mol Magyar Olaj-es Gazipari Rt. (144A) (GDR)               107,618**
   3,600   OTP Bank Rt.                                               151,673
                                                                    ---------
           Total Hungary (Cost: $484,747)                             524,674
                                                                    ---------
           India (2.5%)
   8,800   Infosystems Technologies Limited (ADR)                     363,550*
  12,000   Reliance Industries, Limited (GDR)                          90,000
   4,000   Videsh Sanchar Nigam, Limited (GDR)                         48,000
                                                                    ---------
           Total India (Cost: $420,084)                               501,550
                                                                    ---------
           Israel (4.2%)
  46,300   Bank Hapoalim, Limited                                     110,299
  27,500   Bank Leumi Le-Israel                                        46,974*
  23,200   Bezeq Israel Telecommunications Corporation, Limited        89,888*
   4,215   Blue Square Chain Investments & Properties, Limited         62,391*
   2,670   ECI Telecommunications, Limited                             98,456
  10,305   Elbit Systems                                              144,873
  28,800   Makhteshim-Agan Industries, Limited                         66,329*
   5,310   NICE-Systems, Limited (ADR)                                152,663*
   1,900   Teva Pharmaceutical Industries, Limited                     86,925
                                                                    ---------
           Total Israel (Cost: $922,215)                              858,798
                                                                    ---------
           Mexico (12.8%)
  18,880   Apasco, S.A. de C.V.                                       111,023
 202,700   Cifra, S.A. de C.V., Series C                              378,368*
   3,300   Coca Cola Femsa, S.A. (ADR)                                 68,269
   6,250   Fomento Economico Mexicano, S.A. de C.V., Series B (ADR)   227,344
  78,600   Grupo Industrial Bimbo, S.A. de C.V., Series A             168,768
  14,200   Grupo Mexico, S.A., Series B                                54,851
  88,300   Grupo Modelo, S.A. de C.V., Series C                       231,992
   7,760   Grupo Televisa, S.A. de C.V. (ADR)                         318,160*
  65,500   Kimberly-Clark de Mexico, S.A. de C.V., Series A           254,424
  31,600   Organizacion Soriana, S.A., Series B                       141,839
   8,355   Telefonos de Mexico, S.A. de C.V. (ADR)                    632,890
                                                                    ---------
           Total Mexico (Cost: $1,905,666)                          2,587,928
                                                                    ---------
           Peru (1.1%)
  51,463   Cementos Lima S.A., Class T                                 71,712
   9,894   Compania de Minas Buenaventura, S.A., Series B              77,088
   4,220   Telefonica del Peru (ADR)                                   63,564
                                                                    ---------
           Total Peru (Cost: $202,785)                                212,364
                                                                    ---------

                                                                             7

See accompanying notes to financial statements.

  TCW Galileo Emerging Markets Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Number of
Shares or
Warrants                                                               Value
---------                                                            ----------
           Philippines (2.3%)
 106,000   Jollibee Foods Corporation, Warrants, expire 3/25/03      $   63,906*
  68,900   Manila Electric Company                                      261,874
   4,070   Philippine Long Distance Telephone Company                   131,222
                                                                     ----------
           Total Philippines (Cost: $320,412)                           457,002
                                                                     ----------
           Poland (5.0%)
   1,100   Bank Przemyslowo-Handlowy, S.A.                               56,125
   2,600   Bank Slaski, S.A.                                            117,555
  28,000   Electrim Spolka Akcyjna, S.A.                                332,407
   1,580   International Trading and Investments Holdings, S.A.         355,500*
  23,000   Telekomunikacja Polska, S.A. (144A) (GDR)                    143,175* **
                                                                     ----------
           Total Poland (Cost: $942,870)                              1,004,762
                                                                     ----------
           Russia (Cost: $93,752) (0.5%)
   3,000   Lukoil Oil Company (ADR)                                     103,547
                                                                     ----------
           South Africa (10.4%)
  40,200   Allied Technologies, Limited                                 105,703
   7,500   Anglo American Corporation of South Africa                   387,017
   7,751   Anglo American Platinum Corporation, Limited                 141,390
   5,072   Anglogold, Limited                                           238,388
     766   Edgars Stores, Limited                                         3,902
  40,000   Johnnies Industrial Corporation, Limited                     257,354
  19,820   Liberty Life Association of Africa, Limited                  285,656
  14,246   Nedcor, Limited                                              311,375
 210,000   Sanlam, Limited, Foreign                                     203,098*
  20,948   South African Breweries, Limited                             175,045
                                                                     ----------
           Total South Africa (Cost: $2,066,316)                      2,108,928
                                                                     ----------
           South Korea (13.6%)
  19,500   Korea Electric Power Corporation                             560,891
   6,300   Korea Telecom Corporation                                    325,120*
  13,404   L.G. Chemical, Limited                                       231,103
  32,000   Mirae Company                                                152,061
   6,800   Pohang Iron & Steel Company, Limited                         573,853
   6,450   Samsung Display Devices Company                              330,908
   7,590   Samsung Electronics Company, Limited                         583,452
                                                                     ----------
           Total South Korea (Cost: $1,945,572)                       2,757,388
                                                                     ----------
           Taiwan (12.0%)
  45,433   Acer, Inc. (GDR)                                             329,389*
  14,250   ASE Test Limited                                             299,250*
  22,862   Asustek Computer, Inc. (GDR)                                 309,209*
     116   Asustek Computer, Inc. (144A) (GDR)                            1,569**
  29,948   Siliconware Precision Industries Company (GDR)               333,172*
   6,242   Synnex Tech International (GDR)                              122,499*
   3,100   Taiwan Semiconductor Manufacturing Company, Limited (ADR)     74,400
 240,000   Taiwan Semiconductor Manufacturing Company
            (Local Shares)                                              809,770**

 8

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

 Number of
   Shares                                                          Value
 ----------                                                     -----------
              Taiwan (continued)
     10,600   Winbond Electronics Corporation (GDR)             $   109,180*
      3,780   Winbond Electronics Corporation (144A) (GDR)           38,934* **
                                                                -----------
              Total Taiwan (Cost: $2,130,362)                     2,427,372
                                                                -----------
              Thailand (1.3%)
      7,398   Advanced Semiconducter Engineering, Inc. (GDR)        117,443*
     48,500   Bangkok Bank Company, Limited, Foreign                144,991*
                                                                -----------
              Total Thailand (Cost: $254,504)                       262,434
                                                                -----------
              Turkey (4.9%)
  6,508,500   Akbank, T.A.S.                                        207,351
  7,461,100   Akcansa Cimento                                       190,160
  3,900,000   Arcelik, A.S.                                         154,068
    158,000   Migros Turk, T.A.S.                                   217,453
  4,376,000   Turkiye Is Bankasi, A.S., Series C                    214,696
                                                                -----------
              Total Turkey (Cost: $692,570)                         983,728
                                                                -----------
              Venezuela (Cost: $180,815) (1.1%)
    514,000   Electricidad de Caracas                               213,228*
                                                                -----------
              Total Common Stock (Cost: $16,064,929) (92.1%)     18,607,267
                                                                -----------
              Preferred Stock
              ---------------
              Argentina (Cost: $48,299) (0.3%)
      4,980   Quilmes Industrial, S.A. (ADR)                         54,469
                                                                -----------
              Brazil (7.1%)
  1,570,000   Banco Estada de Sao Paulo S.A.                         69,431
    230,000   Banco Itau, S.A.                                      121,781
  8,650,000   Cia Paranaense de Energia (COPEL), Series B            69,481
     13,018   Compania Vale do Rio Doce                             246,731
  6,430,000   Embratel Participacoes, S.A.                          104,652*
    113,400   Itausa-Investimentos Itau, S.A.                        61,408
  1,246,000   Petroleo Brasileiro, S.A. (PETROBRAS)                 201,669
 13,370,000   Tele Centro Sul Participacoes, S.A.                   144,801
  4,920,000   Tele Norte Leste Paricipacoes, S.A.                    85,848*
  8,311,000   Telesp Participacoes, S.A.                            209,025
  5,010,000   Votorantim Celulose Papel, S.A.                       126,878
                                                                -----------
              Total Brazil (Cost: $1,205,556)                     1,441,705
                                                                -----------
              Total Preferred Stock (Cost: $1,253,855) (7.4%)     1,496,174
                                                                -----------
              Total Investments (Cost: $17,318,784) (99.5%)      20,103,441
              Excess Of Other Assets Over Liabilities (0.5%)        100,373
                                                                -----------
              Net Assets (100.0%)                               $20,203,814
                                                                ===========

Notes to the Schedule of Investments:
* Non-income producing.
** Restricted Security (Note 8).
                                                                             9

See accompanying notes to financial statements.

  TCW Galileo Emerging Markets Equities Fund

--------------------------------------------------------------------------------
Investments by Industry (Unaudited)                               April 30, 1999


                                                                 Percentage of
                 Industry                                         Net Assets
-------------------------------------------                      -------------
Aerospace/Defense                                                     0.7%
Banking                                                              10.9
Beverages, Food & Tobacco                                             5.8
Building Materials                                                    2.2
Chemicals                                                             2.2
Computer Software & Services                                          7.1
Conglomerates                                                         0.3
Electronics                                                          15.0
Energy & Oil Services                                                 5.6
Entertainment & Leisure                                               3.0
Home Construction, Furnishings & Appliances                           0.8
Insurance                                                             2.4
Media--Broadcasting & Publishing                                      1.6
Metals                                                                3.2
Mining                                                                5.7
Paper & Forest Products                                               1.9
Pharmaceuticals                                                       1.1
Restaurants                                                           0.3
Retail                                                                4.2
Telecommunications                                                   19.6
Utilities                                                             5.9
                                                                     ----
  Total                                                              99.5%
                                                                     ====

10

See accompanying notes to financial statements.

  TCW Galileo Emerging Markets Income Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

 Principal
   Amount     Fixed Income Securities                                     Value
------------  -----------------------                                  -----------
              Algeria (2.6% of Net Assets) (Cost: $1,780,900)
$  3,128,963  The People's Democratic Republic of Algeria, U.B.A.F.
               as Agent, Rescheduling Deed dated June 27, 1996,
               Tranche 3, Variable Rate based on Six Month
               LIBOR +0.8125%, due 2000-2010                           $ 1,525,370
                                                                       -----------
              Argentina (Cost: $3,905,439) (6.9%)
   4,000,000  Republic of Argentina, 11.75%, due 04/07/09                4,120,000
                                                                       -----------
              Brazil (17.5%)
   1,185,000  Globopar Communications, (Reg. S), 10.625%, due 12/05/08     948,000*
     435,000  Republic of Brazil, 9.375%, due 04/07/08                     367,575
   3,725,000  Republic of Brazil, 11.625%, due 04/15/04                  3,594,998
   8,670,000  Republic of Brazil Debt Conversion Bond,
               Six Month LIBOR +0.875%, due 04/15/12                     5,440,424
                                                                       -----------
              Total Brazil (Cost: $9,882,633)                           10,350,997
                                                                       -----------
              Bulgaria (5.5%)
   1,073,000  Republic of Bulgaria Discount Bonds, Series A,
               Variable Rate based on Six Month Libor +0.8125%,
               due 07/28/24                                                735,005
   4,140,000  Republic of Bulgaria Front Loaded Interest Reduction
               Bonds, Series A, 2.5%, due 07/28/12                       2,509,875
                                                                       -----------
              Total Bulgaria (Cost: $3,007,184)                          3,244,880
                                                                       -----------
              China (Cost: $314,175) (0.4%)
     360,000  AES China Generating Company, 10.125%, due 12/15/06          241,200
                                                                       -----------
              Colombia (5.5%)
   2,835,000  Republic of Colombia, 8.625%, due 04/01/08                 2,572,763
     725,000  Republic of Colombia, 9.75%, due 04/23/09                    697,813
                                                                       -----------
              Total Colombia (Cost: $2,918,050)                          3,270,576
                                                                       -----------
              Croatia (Cost: $1,119,188) (1.9%)
   1,410,000  Croatia Government National, Series A, Variable Rate
               based on Six Month LIBOR +0.8125%, due 07/31/10           1,099,800
                                                                       -----------
              Dominican Republic (Cost: $502,599) (0.9%)
     600,000  Tricom S.A., 11.375%, due 09/01/04                           552,000
                                                                       -----------

                                                                            11

See accompanying notes to financial statements.

  TCW Galileo Emerging Markets Income Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Principal
 Amount                                                              Value
---------                                                          ----------
           Ecuador (3.0%)
$ 375,000  Republic of Ecuador, (Reg. S), Variable Rate
            based on Six month LIBOR + 4.75%, due 04/25/04         $  195,000*
3,085,000  Republic of Ecuador, Discount Bonds, Variable Rate
            based on Six Month LIBOR + 0.8125%, due 02/28/25        1,573,350
                                                                   ----------
           Total Ecuador (Cost: $1,965,825)                         1,768,350
                                                                   ----------
           Mexico (15.4%)
  888,000  Cemex International Capital, LLC, (Reg. S), 9.66%,
            due 11/29/49                                              841,380*
  900,000  Grupo Minero Mexico, Series A, 8.25%, due 04/01/08         767,250
6,605,000  United Mexico States Global Bond, 11.375%, due 09/15/16  7,496,674
                                                                   ----------
           Total Mexico (Cost: $8,069,923)                          9,105,304
                                                                   ----------
           Panama (Cost: $2,458,437) (4.2%)
2,630,000  Republic of Panama, 8.875%, due 09/30/27                 2,487,980
                                                                   ----------
           Peru (Cost: $1,726,333) (3.4%)
3,260,000  Republic of Peru Front Loaded Interest Reduction Bonds,
            3.75%, due 03/07/17                                     2,008,975
                                                                   ----------
           Philippines (2.7%)
  720,000  Ce Casecnan Water & Energy, Series A, 11.45%,
            due 11/15/05                                              637,200*
1,035,000  JG Summit Philippines, (Reg. S), 8.375%, due 03/17/04      936,675*
                                                                   ----------
           Total Philippines (Cost: $1,343,168)                     1,573,875
                                                                   ----------
           Poland (Cost: $450,000) (0.8%)
  500,000  Poland Communication, Series B, 9.875%, due 11/01/03       477,500
                                                                   ----------
           Russia (7.7%)
9,467,000  Russia OFZ--Federal Loan Bond, Series 5023,
            14%, due 09/12/01                                          19,048
  640,000  Russian Federation, (144A), 11%, due 07/24/18              257,600*
  530,000  Russian Federation, (Reg. S), 11%, due 07/24/18            213,325*
  820,000  Russian Federation, (144A), 12.75%,
            due 06/24/28, Par Put 06/24/08                            360,800*
8,395,000  Russian Federation, (Reg. S), 12.75%,
            due 06/24/28, Par Put 06/24/08                          3,693,800*
                                                                   ----------
           Total Russia (Cost: $4,296,549)                          4,544,573
                                                                   ----------
           Slovakia (Cost: $523,600) (0.9%)
  550,000  Slovak Republic (Reg. S), 9.5%, due 05/28/03               536,250*
                                                                   ----------
           South Korea (Cost: $2,359,106) (4.6%)
2,505,000  Republic of Korea, 8.875%, due 04/15/08                  2,727,319
                                                                   ----------
           Tunisia (Cost: $713,100) (1.4%)
  905,000  Banque Cent de Tunisie, 8.25%, due 09/19/27                800,925
                                                                   ----------

12

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Investments by Industry (Unaudited)

 Principal
   Amount                                                               Value
 ----------                                                          -----------
             Turkey (2.7%)
 $  305,000  Cellco Finance N.V., (144A), 15%, due 08/01/05          $   304,238*
    440,000  Cellco Finance N.V., (Reg. S), 15%, due 08/01/05            438,900*
    910,000  Republic of Turkey, (Reg. S), 9.875%, due 02/23/05          857,675*
                                                                     -----------
             Total Turkey (Cost: $1,472,563)                           1,600,813
                                                                     -----------
             Venezuela (6.5%)
  2,940,000  Republic of Venezuela, 13.625%, due 08/15/18              2,793,000
  1,090,000  Venezuela PDVSA Finance, Limited (Reg. S), 9.375%,        1,085,749
              due 02/15/10
                                                                     -----------
             Total Venezuela (Cost: $3,320,360)                        3,878,749
                                                                     -----------
             Vietnam (Cost: $1,033,522) (1.9%)
  2,895,000  Socialist Republic of Vietnam, Past Due Interest Bonds,
              3.5%, due 03/14/16                                       1,100,100
                                                                     -----------
             Total Investments (Cost: $53,161,654) (96.1%)            57,015,536
             Excess Of Other Assets Over Liabilities (3.9%)            2,309,325
                                                                     -----------
             Net Assets (100.0%)                                     $59,324,861
                                                                     ===========

Notes to the Schedule of Investments:
* Restricted Security (Note 8).

                                                                 Percentage of
           Industry                                               Net Assets
      ------------------                                         -------------
      Banking                                                         5.2%
      Building Materials                                              1.4
      Government                                                     82.1
      Metals                                                          1.3
      Telecommunications                                              4.6
      Utilities                                                       1.5
                                                                     ----
      Total                                                          96.1%
                                                                     ====

See accompanying notes to financial statements.

  TCW Galileo European Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

     Number of
 Shares or warrants                                                     Value
---------------------                                                -----------
               Common Stock
               ------------
               Finland (Cost: $372,807) (2.1% of Net Assets)
  19,300       Nokia, Series A                                       $ 1,492,940
                                                                     -----------
               France (14.8%)
   5,861       Accor, S.A.                                             1,547,426
  30,500       Alstom                                                  1,044,906
  12,299       Axa, S.A.                                               1,590,409
   7,400       Cap Gemini, S.A.                                        1,133,099
   1,300       Galaries Lafayette                                      1,499,469
  35,500       Lagardere Groupe                                        1,407,977
  11,866       Valeo, S.A.                                             1,004,528
   5,400       Vivendi                                                 1,263,427*
   4,341       Vivendi, Warrants, expire 05/02/01                          9,601*
                                                                     -----------
               Total France (Cost: $8,623,428)                        10,500,842
                                                                     -----------
               Germany (11.2%)
  12,700       Bayerische Hypo-Und Vereinsbank AG                        826,373
   1,380       Bayerische Motoren Werke AG                               987,320
  15,320       Daimler-Chrysler AG                                     1,514,166*
  30,000       Lufthansa AG                                              695,237
  12,917       Mannesmann AG                                           1,697,661
   3,200       SAP AG                                                  1,031,110
  17,400       Volkswagen AG                                           1,229,967
                                                                     -----------
               Total Germany (Cost: $7,993,252)                        7,981,834
                                                                     -----------
               Great Britain (29.8%)
  77,698       Abbey National, PLC                                     1,754,680
 171,000       BP Amoco, PLC                                           3,242,882
 136,000       British Aerospace, PLC                                  1,017,215
  60,000       British Telecommunications, PLC                         1,007,564
 164,000       Canary Wharf Finance, PLC                               1,007,693*
 693,000       Centrica, PLC                                           1,407,297
  87,000       Commercial Union, PLC                                   1,373,506
 115,510       Computacenter, PLC                                        840,735
 102,500       General Electric Company, PLC                           1,085,677
 127,992       Kingfisher, PLC                                         1,914,640
  53,000       Orange, PLC                                               721,219*
  73,975       Pearson, PLC                                            1,573,032
  56,700       PizzaExpress, PLC                                         829,938
 125,100       SmithKline Beecham, PLC                                 1,654,056
  97,418       Vodafone Group, PLC                                     1,794,180
                                                                     -----------
               Total Great Britain (Cost: $17,013,803)                21,224,314
                                                                     -----------
               Ireland (3.5%)
  77,723       Bank of Ireland                                         1,558,571
  17,197       Elan Corp. PLC (ADR)                                      885,646*
                                                                     -----------
               Total Ireland (Cost: $2,499,340)                        2,444,217
                                                                     -----------
               Italy (7.1%)
 232,702       Eni, S.p.A.                                             1,532,138
 567,597       Seat-Pagine Gialle, S.p.A                                 703,339
 128,500       Telecom Italia, S.p.A                                   1,361,827
 286,286       Unicredito Italiano, S.p.A.                             1,458,391
                                                                     -----------
               Total Italy (Cost: $4,091,814)                          5,055,695
                                                                     -----------
               Luxembourg (Cost: $1,189,849) (1.6%)
   7,441       Societe Europeenne des Satellites                       1,140,755*
                                                                     -----------

14

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

   Number of
Shares or Rights                                                            Value
----------------                                                         -----------
                  Netherlands (11.7%)
       20,522     Equant, N.V.                                           $ 1,865,438*
       26,467     Fortis (NL), N.V.                                          980,258
       22,646     Getronics, N.V.                                            931,001
       26,499     International Nerderlanden Groep                         1,634,804
       19,000     Philips Electronics, N.V.                                1,638,623
       25,000     United Pan-Europe Communications                         1,294,972*
                                                                         -----------
                  Total Netherlands (Cost: $6,869,970)                     8,345,096
                                                                         -----------
                  Portugal (2.3%)
       40,633     Banco Portugues do Atlantico                               654,857*
        7,370     Telecel Comunicacoes Pessoais                              961,917
                                                                         -----------
                  Total Portugal (Cost: $2,230,471)                        1,616,774
                                                                         -----------
                  Spain (2.6%)
       38,230     Telefonica de Espana, S.A.                               1,794,179
       38,230     Telefonica de Espana, S.A.; Rights, expire 05/20/99         35,600*
                                                                         -----------
                  Total Spain (Cost: $1,131,525)                           1,829,779
                                                                         -----------
                  Sweden (Cost: $1,078,567) (1.5%)
       31,000     Autoliv, Inc.                                            1,078,818
                                                                         -----------
                  Switzerland (7.6%)
        3,200     Adecco, S.A.                                             1,615,228
          660     Novartis AG                                                967,365
        1,150     Roche Holding AG                                         1,354,184
        2,204     Zurich Allied AG                                         1,422,075
                                                                         -----------
                  Total Switzerland (Cost: $5,131,470)                     5,358,852
                                                                         -----------
                  Total Common Stock (Cost: $58,226,296) (95.7%)          68,069,916
                                                                         -----------
                  Preferred Stock
                  Germany (Cost: $872,742) (1.2%)
          349     Porsche AG                                                 864,190
                                                                         -----------
                  Total Equity Securities (Cost: $59,099,038) (96.9%)     68,934,106
                                                                         -----------
   Principal
     Amount       Short-term Investments
   ----------     ----------------------
   $4,037,058     BankBoston Corp., 5.068%, due 10/29/99                   4,037,058**
    3,000,000     Frank Russell Money Market Fund                          3,000,000**
    2,700,000     Merrimac Cash Fund--Premium Class                        2,700,000**
                                                                         -----------
                  Total Short-term Investments (Cost $9,737,058) (13.7%)   9,737,058
                                                                         -----------
                  Total Investments (Cost: $68,836,096) (110.6%)          78,671,164
                  Liabilities in Excess of Other Assets (-10.6%)          (7,509,811)
                                                                         -----------
                  Net Assets (100.0%)                                    $71,161,353
                                                                         ===========

Notes to the Schedule of Investments:

*Non-income producing.
**Represents investments of security lending collateral (Note 2).
                                                                            15

See accompanying notes to financial statements.

  TCW Galileo European Equities Fund

--------------------------------------------------------------------------------
Investments by Industry (Unaudited)                               April 30, 1999

                                                                 Percentage of
                    Industry                                      Net Assets
------------------------------------------------                 -------------
Aerospace/Defense                                                      1.4%
Automotive                                                             9.4
Banking                                                               11.1
Commercial Services                                                    6.0
Computer Software & Services                                           8.1
Electronics                                                            3.8
Energy & Oil Services                                                  4.6
Foods, Hotels & Restaurants                                            2.2
Insurance                                                              7.5
Machinery                                                              3.9
Media--Broadcasting & Publishing                                       6.8
Pharmaceuticals                                                        6.8
Real Estate                                                            1.4
Restaurants                                                            1.2
Retail                                                                 7.0
Short-term Investments                                                13.7
Telecommunications                                                    14.7
Transportation                                                         1.0
                                                                     -----
Total                                                                110.6%
                                                                     =====

16

See accompanying notes to financial statements.

  TCW Galileo International Equities Fund
--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

Number of
 Shares        TCW Galileo Funds (97.2% of Net Assets)                   Value
---------      ---------------------------------------------          -----------
  294,763      TCW Galileo Asia Pacific Equities Fund                 $ 2,048,603

4,618,613      TCW Galileo European Equities Fund                      58,379,274

1,419,226      TCW Galileo Japanese Equities Fund                      17,002,322

   84,493      TCW Galileo Latin America Equities Fund                    863,524

1,609,467      TCW Galileo Money Market Fund                            1,609,467
                                                                      -----------
               Total TCW Galileo Funds (Cost: $66,757,128)
                (97.2%)                                                79,903,190

               Excess Of Other Assets Over Liabilities (2.8%)           2,289,010
                                                                      -----------
               Net Assets (100.0%)                                    $82,192,200
                                                                      ===========

                                                                            17

See accompanying notes to financial statements.

  TCW Galileo Japanese Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

Number of
 Shares or
 Warrants   Common Stock                                                Value
----------  ------------                                              ---------
            Japan (80.9% of Net Assets)
     500    Aloka Company Limited, Warrants 1997, expire 09/25/01     $ 109,944*
  29,000    Amano Corporation                                           223,600
 100,000    Asahi Diamond Industrial Company, Limited                   498,659
  50,000    CMK Corporation                                             536,373
  40,000    Daiwa House Industry Company, Limited                       477,707
  21,000    Fuji Photo Film Company                                     793,748
  20,000    Futaba Corporation                                          844,787
  99,000    Gun-Ei Chemical                                             199,128
 111,000    Hitachi Cable, Limited                                      547,000
  20,000    Hitachi Information Systems                                 254,609
  21,000    Hitachi Maxell, Limited                                     424,154
  70,000    Hitachi, Limited                                            511,566
  27,000    INES Corporation                                            357,526
  78,000    Japan Radio Company, Limited                                379,149
 150,000    JSR Corporation                                             923,986
  32,000    Kansei Corporation                                           84,479
  19,000    Kissel Pharmaceutical Company                               405,255
 122,000    Koito Manufacturing Company, Limited                        568,488
  77,300    Kyokuto Kaihatsu Kogyo Company, Limited                     485,878
  25,000    Matsushita Electric                                         475,612
  40,000    Mitsubishi Estate Company, Limited                          409,319
 186,000    Mitsubishi Heavy Industries, Limited                      $ 815,270
 185,000    Mitsui Marine and Fire Insurance Company, Limited         1,026,400
  12,000    Murata Manufacturing Company, Limited                       694,938
   5,000    Nichiei Company, Limited                                    433,708*
 100,000    Nippon Express Company                                      653,704
   2,220    Nippon Telegraph & Telephone Corporation                  2,418,707
 100,000    Nippon Thompson Company, Limited                            538,049
 149,000    Nisshin Oil Mills, Limited                                  420,826
  50,000    Nomura Securities Company, Limited                          539,725
  20,000    Noritz Corporation                                          235,836
     260    NTT Mobile Communcation Network, Incorporated             1,525,310
 115,000    Osaka Steel Company, Limited                                501,173
  17,000    Promise Company, Limited                                    968,823
  14,600    Riso Kagaku Corporation                                     697,452
   6,000    Rohm Company                                                724,103
  54,000    Sagami Company, Limited                                     127,171
  50,000    Sanwa Bank, Limited                                         561,515
  14,400    Sanyo Shinpan Finance Company, Limited                      652,900
  26,000    Satori Electric Company, Limited                            281,093
 225,000    Senko Company, Limited                                      556,277
 150,000    Shin Maywa Industries, Limited                              380,908*
      40    Shin Nippon Air Techologies Company, Limited                    181
  17,000    Sony Corporation                                          1,588,586
  74,000    Takiron Company, Limited                                    218,304
  34,000    Tasaki Shinju Company, Limited                              139,625
     750    Tasaki Shinju Company, Limited, Warrants, expire 09/10/99       985*

18

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

  Number
 of Shares                                                             Value
-----------                                                         -----------
             Japan (continued)
      8,000  TDK Corporation                                        $   605,431
     40,000  Tokyo Broadcasting System, Incorporated                    520,617
      7,200  Tokyo Cathode Laboratory Company                            66,376
     15,000  Tokyo Ohka Kogyo Company, Limited                          416,108
    117,000  Toppan Printing Company, Limited                         1,408,079
    172,000  Toshiba Plant Kensetsu Company                             474,254
    140,000  Yamaha Motor Company, Limited                            1,127,556
     50,000  Yamatake Corporation                                       474,774
    105,000  Yodogawa Steel Works, Limited                              442,633
                                                                    -----------
             Total Common Stock (Cost: $26,242,255) (80.9%)          31,748,364
                                                                    -----------
 Principal
  Amount     Convertible Securities
-----------  ----------------------
             Japan (17.4%)
        JPY  Catena Corporation, Convertible Bond,
 35,000,000   0%, due 12/17/02                                          674,656
        JPY  Fuji Heavy Industries, Limited, Convertible Bond,
100,000,000   0.9%, due 09/30/03                                      1,324,170
        JPY  Minebea Company, Limited, Convertible Bond,
115,000,000   0.65%, due 03/31/05                                     1,191,250
        JPY  Nichiei Company, Limited, Convertible Bond,
100,000,000   1.75%, due 03/31/14                                     1,064,365
        JPY  Ricoh Company, Limited, Series 8, Convertible Bond,
 70,000,000   1.5%, due 03/29/02                                        764,004
        JPY  Sumitomo Bakelite Company, Limited, Series 6,
 75,000,000   Convertible Bond, 1.2%, due 09/29/06                      817,130
        JPY  Sumitomo Bank International Finance N.V.,
 90,000,000   Convertible Bond, 0.75%, due 05/31/01                     990,362
                                                                    -----------
             Total Convertible Securities (Cost: $5,308,744)(17.4%)   6,825,937
                                                                    -----------
             Short-term Investments (2.9%)
             ----------------------------
$   180,905  BankBoston Corp., 5.068%, due 10/29/99                     180,905**
    960,595  Merrimac Cash Fund -- Premium Class                        960,595**
                                                                    -----------
             Total Short-term Investments (Cost: $1,141,500)          1,141,500
                                                                    -----------
             Total Investments (Cost: $32,692,499) (101.2%)          39,715,801
             Liabilities in Excess of Other Assets ( - 1.2%)           (485,582)
                                                                    -----------
             Net Assets (100.0%)                                    $39,230,219
                                                                    ===========

Notes to the Schedule of Investments:
JPY -- Japanese Yen.
 * Non-income producing.
** Represents investments of security lending collateral (Note 2).
                                                                            19

See accompanying notes to financial statements.

  TCW Galileo Japanese Equities Fund

--------------------------------------------------------------------------------
Investments by Industry (Unaudited)                               April 30, 1999


                                                                 Percentage of
                 Industry                                         Net Assets
-------------------------------------------                      -------------
Automotive                                                             6.5%
Banking                                                               10.6
Beverages, Food & Tobacco                                              1.1
Chemicals                                                              5.5
Commercial Services                                                    4.8
Computer Software & Services                                           7.9
Electrical Equipment                                                   6.6
Electronics                                                           11.9
Entertainment & Leisure                                                4.0
Home Construction, Furnishings & Appliances                            5.9
Insurance                                                              2.6
Machinery                                                              8.7
Media--Broadcasting & Publishing                                       1.3
Metals                                                                 2.7
Pharmaceuticals                                                        1.0
Real Estate                                                            1.0
Retail                                                                 0.7
Short-term Investments                                                 2.9
Telecommunications                                                    12.4
Transportation                                                         3.1
                                                                     -----
Total                                                                101.2%
                                                                     =====

20

See accompanying notes to financial statements.

  TCW Galileo Latin America Equities Fund
--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)                               April 30, 1999

Number of
 Shares           Common Stock                                               Value
---------         ------------                                              --------
                  Argentina (14.9% of Net Assets)
    4,760         Astra Compania Argentina de Petroleo, S.A.                $  6,952*
    2,102         Banco de Galicia y Buenos Aires, S.A. (ADR)                 48,477
    2,180         Banco Frances, S.A. (ADR)                                   56,135
    5,000         Juan Minetti, S.A.                                          14,506
   19,908         Perez Companc, S.A., Series B                              123,678*
    2,330         Telecom Argentina STET--France Telecom,
                   S.A., Series B (ADR)                                       80,385
    2,050         Telefonica de Argentina, Sociedad Anonima,
                   Series B (ADR)                                             76,619
    1,705         Transportadora de Gas del Sur, S.A. (ADR)                   16,304
    6,190         Yacimientos Petroliferos Fiscales Sociedad
                   del Estado, Series D (ADR)                                259,980
                                                                            --------
                  Total Argentina (Cost: $520,063)                           683,036
                                                                            --------
                  Brazil (9.2%)
    1,090         Aracruz Celulose, S.A. (ADR)                                21,800
7,450,000         Banco Bradesco, S.A.                                        39,446
    2,424         Companhia Energetica de Minas Gerais
                   (CEMIG), S.A. (ADR)                                        56,358
3,220,000         Gerdau, S.A.                                                49,404
    5,950         Souza Cruz, S.A.                                            39,738
      440         Tele Centro Sul Participacoes, S.A. (ADR)                   23,375
    2,080         Telebras (ADR)                                             189,410*
    2,080         Telecomunicacoes Brasileiras (ADR)                             163*
                                                                            --------
                  Total Brazil (Cost: $389,663)                              419,694
                                                                            --------
                  Chile (5.3%)
      630         Banco Santander Chile (ADR)                                 10,868
    1,480         Banco Santiago (ADR)                                        26,270
    3,180         Compania de Telecomunicaciones de Chile,
                   S.A., Series A (ADR)                                       84,071
      970         Distribucion y Servicio, S.A. (ADR)                         14,671
    1,226         Enersis, S.A. (ADR)                                         23,524
    1,000         Gener, S.A., (ADR)                                          20,000
    1,960         Laboratorio Chile, S.A. (ADR)                               35,035
      300         Quimica Y Minera Chile (ADR)                                11,063
      590         Vina Concha y Toro, S.A. (ADR)                              19,138
                                                                            --------
                  Total Chile (Cost: $218,016)                               244,640
                                                                            --------
                  Colombia (2.0%)
    5,325         Banco de Bogota                                             19,346
    1,930         BanColombia, S.A. (ADR)                                     13,028
   10,859         Bavaria CB                                                  59,437
                                                                            --------
                  Total Colombia (Cost: $109,895)                             91,811
                                                                            --------
                  Mexico (40.9%)
    8,800         Apasco, S.A. de C.V.                                        51,748
  150,122         Cifra, S.A. de C.V., Series C                              280,223*
    1,540         Coca Cola Femsa, S.A. (ADR)                                 31,859
    4,230         Fomento Economico Mexicano, S.A. de C.V.,
                   Series B (ADR)                                            153,866
    6,800         Grupo CARSO, S.A. de C.V., Series Al                        32,687

                                                                            21

See accompanying notes to financial statements.

  TCW Galileo Latin America Equities Fund

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) (Continued)                   April 30, 1999

Number of
 Shares                                                                Value
---------                                                            ----------
              Mexico (continued)
   57,544     Grupo Industrial Bimbo, S.A. de C.V., Series A         $  123,557
      460     Grupo Industrial Maseca, S.A. (ADR)                         4,859
   17,100     Grupo Industrial Maseca, Series B                          11,808*
   10,900     Grupo Mexico, S.A., Series B                               42,104
   61,900     Grupo Modelo, S.A. de C.V., Series C                      162,631
    6,430     Grupo Televisa, S.A. de C.V. (ADR)                        263,630*
   36,900     Kimberly-Clark de Mexico, S.A. de C.V., Series A          143,332
   26,300     Organizacion Soriana, S.A., Series B                      118,049
    6,028     Telefonos de Mexico, S.A. de C.V. (ADR)                   456,621
                                                                     ----------
              Total Mexico (Cost: $1,397,925)                         1,876,974
                                                                     ----------
              Peru (2.5%)
   20,879     Cementos Lima S.A., Class T                                29,094
    5,056     Compania de Minas Buenaventura, S.A., Series B             39,393
    2,920     Telefonica del Peru (ADR)                                  43,983
                                                                     ----------
              Total Peru (Cost: $96,343)                                112,470
                                                                     ----------
              Venezuela (0.9%)
      770     Cia Anonima Telefonos de Venezuela (ADR)                   22,013
   50,000     Electricidad de Caracas                                    20,742*
                                                                     ----------
              Total Venezuela (Cost: $40,257)                            42,755
                                                                     ----------
              Total Common Stock (Cost: $2,772,162)                   3,471,380
                                                                     ----------
              Preferred Stock
              Argentina (Cost: $33,387) (0.6%)
    2,600     Quilmes Industrial, S.A. (ADR)                             28,438
                                                                     ----------
              Brazil (22.7%)
  850,000     Banco Estada de Sao Paulo S.A.                             37,590
   89,000     Banco Itau, S.A.                                           47,124
   86,000     Cia Cervejaria Brahma                                      40,671
6,695,000     Cia Paranaense de Energia (COPEL), Series B                53,778
    9,468     Compania Vale do Rio Doce                                 179,448
5,562,864     Embratel Participacoes, S.A.                               90,539*
   80,760     Itausa-Investimentos Itau, S.A.                            43,733
  882,000     Petroleo Brasileiro, S.A. (PETROBRAS)                     142,108
8,700,000     Tele Centro Sul Participacoes, S.A.                        94,224
4,803,000     Tele Norte Leste Paricipacoes, S.A.                        83,807*
7,705,000     Telesp Participacoes, S.A.                                193,784
1,370,000     Votorantim Celulose Papel, S.A.                            34,695
                                                                     ----------
              Total Brazil (Cost: $782,792)                           1,041,501
                                                                     ----------
              Total Preferred Stock (Cost: $816,179) (23.3%)          1,069,939
                                                                     ----------
              Total Investments (Cost: $3,588,341) (99.0%)            4,541,319
              Excess Of Other Assets Over Liabilities (1.0%)             47,575
                                                                     ----------
              Net Assets (100.0%)                                    $4,588,894
                                                                     ==========

Notes to the Schedule of Investments:
*Non-income producing.
22

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Investments by Industry (Unaudited)                               April 30, 1999


                                                                 Percentage of
            Industry                                              Net Assets
--------------------------------                                 -------------
Banking                                                               6.5%
Beverages, Food & Tobacco                                            14.7
Building Materials                                                    1.8
Chemicals                                                             0.2
Commercial Services                                                   0.7
Conglomerates                                                         1.0
Energy & Oil Services                                                12.0
Machinery                                                             0.3
Media--Broadcasting & Publishing                                      5.7
Metals                                                                1.1
Mining                                                                5.7
Paper & Forest Products                                               4.3
Pharmaceuticals                                                       0.8
Retail                                                                9.0
Telecommunications                                                   20.8
Telephone Utilities                                                  10.6
Utilities                                                             3.8
                                                                     ----
Total                                                                99.0%
                                                                     ====

                                                                              23

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  International
Statements of Assets and Liabilities (Unaudited)                  April 30, 1999

                                                       TCW Galileo  TCW Galileo
                                         TCW Galileo    Emerging     Emerging
                                        Asia Pacific     Markets      Markets
                                        Equities Fund Equities Fund Income Fund
                                        ------------- ------------- -----------
                                              Dollar Amounts in Thousands
                                              (Except per Share Amounts)
ASSETS
 Investments, at Value (1)                $  13,226     $  20,103    $  57,016
 Cash                                           208           342          843
 Foreign Currency, at Value (/2/)                --           126           --
 Receivables for Securities Sold                 --           187          404
 Interest and Dividends Receivable                6            48        1,235
 Other Assets                                     3             3           --
                                          ---------     ---------    ---------
 Total Assets                                13,443        20,809       59,498
                                          =========     =========    =========
LIABILITIES
 Payable for Securities Purchased                --           498           --
 Distribution Payable                            --            --           96
 Payables for Fund Shares Sold                    7             1           --
 Accrued Management Fees                         10            16           35
 Other Accrued Expenses                          73            90           42
                                          ---------     ---------    ---------
 Total Liabilities                               90           605          173
                                          ---------     ---------    ---------
NET ASSETS                                $  13,353     $  20,204    $  59,325
                                          =========     =========    =========
NET ASSETS CONSIST OF:
 Paid-in Capital                          $  15,190     $  30,738    $  61,389
 Undistributed Net Realized (Loss) on
  Investments and Foreign Currency           (4,896)      (13,779)      (6,048)
 Unrealized Appreciation on Investments
  and Foreign Currency                        3,292         2,778        3,854
 Undistributed Net Investment Income
  (Loss)                                       (233)          467          130
                                          ---------     ---------    ---------
                                          $  13,353     $  20,204    $  59,325
                                          =========     =========    =========
NET ASSETS ATTRIBUTABLE TO:
 Institutional Class Shares               $  13,353     $  20,204    $  59,325
                                          =========     =========    =========
 Advisory Class Shares                           --            --           --
                                          =========     =========    =========
CAPITAL SHARES OUTSTANDING:
 Institutional Class                      1,921,881     2,953,181    7,544,923
                                          =========     =========    =========
 Advisory Class                                  --            --           --
                                          =========     =========    =========
NET ASSET VALUE PER SHARE:
 Institutional Class                      $    6.95     $    6.84    $    7.86
                                          =========     =========    =========
 Advisory Class                           $      --     $      --    $      --
                                          =========     =========    =========

(1) The identified cost for the TCW Galileo Asia Pacific Equities Fund, and the TCW Emerging Market Equities Fund and the TCW Galileo Emerging Markets Income Fund at April 30, 1999, was $9,934, $17,319 and $53,162,
    respectively.
(2) The identified cost for the TCW Galileo Emerging Markets Equities Fund at April 30, 1999 was $127.
24

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities (Unaudited)                  April 30, 1999

                           TCW Galileo   TCW Galileo   TCW Galileo   TCW Galileo
                            European    International   Japanese    Latin America
                          Equities Fund Equities Fund Equities Fund Equities Fund
                          ------------- ------------- ------------- -------------
                                        Dollar Amounts in Thousands
                                        (Except per Share Amounts)
Assets
 Investments, at
  Value (/1/)               $  78,671     $  79,903     $  39,716      $ 4,541
 Cash                             541         2,341            --          160
 Foreign Currency, at
  Value (/2/)                   2,614            --            58           --
 Receivables for
  Securities Sold                  --            --           531           56
 Interest and Dividends
  Receivable                      150            10           143           45
 Foreign Tax Reclaim
  Receivable                       95            --             8           --
 Deferred Organization
  Costs                             4             6             6           --
 Other Assets                      --            --            --           13
                            ---------     ---------     ---------      -------
 Total Assets                  82,075        82,260        40,462        4,815
                            ---------     ---------     ---------      -------
Liabilities
 Payables for Securities
  Purchased                     1,049             6            --          137
 Payable for Fund Shares
  Purchased                        --            --            --           10
 Payable Upon Return of
  Securities Loaned             9,737            --         1,142           --
 Accrued Management Fees           43            --            26            3
 Other Accrued Expenses            85            62            64           75
                            ---------     ---------     ---------      -------
 Total Liabilities             10,914            68         1,232          225
                            ---------     ---------     ---------      -------
NET ASSETS                  $  71,161     $  82,192     $  39,230      $ 4,590
                            =========     =========     =========      =======
NET ASSETS CONSIST OF:
 Paid-in Capital            $  56,461     $  65,558     $  33,570      $15,862
 Undistributed Net
  Realized Gain (Loss)
  on Investments and
  Foreign Currency              4,637         1,736        (1,245)     (12,926)
 Unrealized Appreciation
  on Investments and
  Foreign Currency              9,862        13,146         7,029          940
 Undistributed Net
  Investment Income
  (Loss)                          201         1,752          (124)         714
                            ---------     ---------     ---------      -------
                            $  71,161     $  82,192     $  39,230      $ 4,590
                            =========     =========     =========      =======
NET ASSETS ATTRIBUTABLE
 TO:
 Institutional Class        $  71,027     $  82,192     $  39,230      $ 4,590
                            =========     =========     =========      =======
 Advisory Class             $     134     $      --     $      --      $    --
                            =========     =========     =========      =======
CAPITAL SHARES OUTSTAND-
 ING:
 Institutional Class        5,620,739     6,524,892     3,274,947      449,280
                            =========     =========     =========      =======
 Advisory Class                10,658            --            --           --
                            =========     =========     =========      =======
NET ASSET VALUE PER
 SHARE:
 Institutional Class        $   12.64     $   12.60     $   11.98      $ 10.21
                            =========     =========     =========      =======
 Advisory Class             $   12.63     $      --     $      --      $    --
                            =========     =========     =========      =======

(1) The identified cost for the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, the Galileo Japanese Equities Fund and the TCW Galileo Latin America Equities Fund at April 30, 1999, was $68,836, $66,757, $32,693 and $3,588, respectively.
(2) The identified cost for the TCW Galileo European Equities Fund and the TCW Galileo Japanese Equities Fund at April 30,1999, was $2,605 and $249, respectively.
                                                                            25

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  International
Statements of Operations (Unaudited)             Six Months Ended April 30, 1999

                                                      TCW Galileo  TCW Galileo
                                        TCW Galileo    Emerging     Emerging
                                       Asia Pacific     Markets      Markets
                                       Equities Fund Equities Fund Income Fund
                                       ------------- ------------- -----------
                                             Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
 Dividends (/1/)                          $   45        $  190       $    --
 Interest (Note 2)                            22            18         3,471
                                          ------        ------       -------
Total                                         67           208         3,471
                                          ------        ------       -------
Expenses:
 Management Fees                              47            90           199
 Transfer Agent Fees                          18            18            13
 Accounting Service Fees                      14            14            15
 Audit and Tax Fees                            8             9             9
 Administration Fees                           2             2             3
 Directors' Fees & Expenses                    3             3             3
 Custodian Fees                               25            65             8
 Registration Fees                            14            14            14
 Other                                        10             9             3
                                          ------        ------       -------
Total Expenses                               141           224           267
Less Expenses Borne by Investment
 Adviser                                      34            32             6
                                          ------        ------       -------
Net Expenses                                 107           192           261
                                          ------        ------       -------
Net Investment Income (Loss)                 (40)           16         3,210
                                          ------        ------       -------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS
Net Realized Gain (Loss) on:
 Investments                                 543          (731)          589
 Foreign Currency                            (24)          (97)           (5)
Change in Unrealized Appreciation
 (Depreciation) on:
 Investments                               2,865         4,733         7,745
 Foreign Currency                             --            (7)           --
                                          ------        ------       -------
Net Realized and Unrealized Gain on
 Investments and Foreign Currency
 Transactions                              3,384         3,898         8,329
                                          ------        ------       -------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                               $3,344        $3,914       $11,539
                                          ======        ======       =======

(1) Net of foreign taxes withheld of $10 and $16 for the TCW Galileo Asia Pa-cific Equities Fund and the TCW Galileo Emerging Markets Equities Fund, re-spectively.
26

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Operations (Unaudited)             Six Months Ended April 30, 1999

                                                                     TCW Galileo
                           TCW Galileo   TCW Galileo   TCW Galileo      Latin
                            European    International   Japanese       America
                          Equities Fund Equities Fund Equities Fund Equities Fund
                          ------------- ------------- ------------- -------------
                                        Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
 Dividends (/1/)             $  398        $ 1,616       $   167       $   149
 Interest                        31             17            33             9
                             ------        -------       -------       -------
Total                           429          1,633           200           158
                             ------        -------       -------       -------
Expenses:
 Management Fees                267             --           130            37
 Transfer Agent Fees             13             16            10            18
 Accounting Service Fees         16             15            15            14
 Audit and Tax Fees               9             20             9             8
 Administration Fees              5              5             3             2
 Directors' Fees and
  Expenses                        3              3             3             3
 Custodian Fees                  34              1             8            40
 Amortization of
  Deferred Organization
  Costs                           1              1             1            --
 Registration Fees               13             13            14            14
 Other                            5              7             5            10
                             ------        -------       -------       -------
Total Expenses                  366             81           198           146
Less Expenses Borne by
 Investment Adviser              --             --            --            54
                             ------        -------       -------       -------
Net Expenses                    366             81           198            92
                             ------        -------       -------       -------
Net Investment Income            63          1,552             2            66
                             ------        -------       -------       -------
NET REALIZED and
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND
 FOREIGN CURRENCY
 TRANSACTIONS
 Net Realized Gain
  (Loss) on:
  Investments                 4,710          2,487         3,977        (2,301)
  Foreign Currency             (129)            --           286          (139)
 Change in Unrealized
  Appreciation
  (Depreciation) on:
  Investments                 2,533          8,841         8,140         1,716
  Foreign Currency               27             --             6           (13)
                             ------        -------       -------       -------
Net Realized and
 Unrealized Gain (Loss)
 on Investments and
 Foreign Currency
 Transactions                 7,141         11,328        12,409          (737)
                             ------        -------       -------       -------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS             $7,204        $12,880       $12,411       $  (671)
                             ======        =======       =======       =======

(1) Net of foreign taxes withheld of $37, $ --, $40 and $20 for the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund and the TCW Galileo Latin America Equities Fund, respectively.
                                                                            27

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  International
Statements of Changes in Net Assets

                         TCW Galileo Asia Pacific        TCW Galileo Emerging
                               Equities Fund             Markets Equities Fund
                         ---------------------------    -----------------------
                          Six Months                    Six Months
                            Ended                          Ended
                          April 30,      Year ended      April 30,  Year ended
                             1999       October 31,        1999     October 31,
                         (Unaudited)        1998        (Unaudited)    1998
                         ------------   ------------    ----------- -----------
                                    Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income
  (Loss)                   $       (40)  $         40     $    16    $    375

 Net Realized Gain
  (Loss) on Investments
  and Foreign Currency
  Transactions                     519         (7,018)       (828)     (7,931)

 Change in Unrealized
  Appreciation
  (Depreciation) on
  Investments and
  Foreign Currency
  Transactions                   2,865          3,769       4,726      (3,247)
                           -----------   ------------     -------    --------
 Increase (Decrease) in
  Net Assets Resulting
  from Operations                3,344         (3,209)      3,914     (10,803)
                           -----------   ------------     -------    --------
 Distributions from Net
  Realized Gains                    --         (2,465)         --          --
                           -----------   ------------     -------    --------
 Total Distributions to
  Shareholders                      --         (2,465)         --         (34)
                           -----------   ------------     -------    --------
NET CAPITAL SHARE
 TRANSACTIONS (Note 7):
 Institutional Class             1,527         (7,171)     (2,473)    (18,126)
                           -----------   ------------     -------    --------
 Increase (Decrease) in
  Net Assets                     4,871        (12,845)     (1,441)    (28,963)
NET ASSETS
 Beginning of Period             8,482         21,327      18,763      47,726
                           -----------   ------------     -------    --------
 End of Period             $    13,353   $      8,482     $20,204    $ 18,763
                           ===========   ============     =======    ========

DISTRIBUTIONS TO
 SHAREHOLDERS
 Distributions from Net
  Investment Income                 --             --          --         (34)

28

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                         TCW Galileo Emerging        TCW Galileo European
                                          Markets Income Fund            Equities Fund
                                        ----------------------- -------------------------------
                                        Six Months              Six Months
                                           Ended                   Ended     November 3, 1997
                                         April 30,  Year ended   April 30,   (Commencement of
                                           1999     October 31,    1999     Operations) through
                                        (Unaudited)    1998     (Unaudited)  October 31, 1998
                                        ----------- ----------- ----------- -------------------
                                                      Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income                    $ 3,210     $ 1,133     $    63         $   284
 Net Realized Gain
  (Loss) Investments and
  Foreign Currency
  Transactions                                584      (6,632)      4,581           1,708
 Change in Unrealized
  Appreciation
  (Depreciation) on
  Investments and
  Foreign Currency
  Transactions                              7,745      (3,087)      2,560           3,856
                                          -------     -------     -------         -------
 Increase (Decrease) in
  Net Assets Resulting
  from Operations                          11,539      (8,586)      7,204           5,848
                                          -------     -------     -------         -------
DISTRIBUTIONS TO SHAREHOLDERS
 Distributions from Net
  Investment Income                        (3,074)     (1,133)       (146)             --
 Distributions from Net
  Realized Gains                               --          (6)     (1,652)             --
                                          -------     -------     -------         -------
 Total Distributions to
  Shareholders                             (3,074)     (1,139)     (1,798)             --
                                          -------     -------     -------         -------
NET CAPITAL SHARE TRANSACTIONS
 (Note 7):
 Institutional Class                       20,770      39,815       1,628          58,146
 Advisory Class                                --          --         133              --
                                          -------     -------     -------         -------
 Increase in Net Assets
  Resulting from Net
  Capital Share
  Transactions                             20,770      39,815       1,761          58,146
                                          -------     -------     -------         -------
 Increase in Net Assets                    29,235      30,090       7,167          63,994
NET ASSETS
 Beginning of Period                       30,090          --      63,994              --
                                          -------     -------     -------         -------
 End of Period                            $59,325     $30,090     $71,161         $63,994
                                          =======     =======     =======         =======

                                                                            29

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  International
Statements of Changes in Net Assets

                           TCW Galileo International
                                 Equities Fund          TCW Galileo Japanese Equities Fund
                        ------------------------------- -----------------------------------------
                                       November 3, 1997                         November 3, 1997
                          Six Months    (Commencement      Six Months            (Commencement
                            Ended       of Operations)       Ended               of Operations)
                        April 30, 1999     through       April 30, 1999             through
                         (Unaudited)   October 31, 1998   (Unaudited)           October 31, 1998
                        -------------- ---------------- -----------------      ------------------
                                            Dollar Amounts in Thousands
OPERATIONS
 Net Investment Income
  (Loss)                   $ 1,552         $   346         $               2       $             (74)

 Net Realized Gain
  (Loss) on Investments
  and Foreign Currency
  Transactions               2,487            (751)                    4,263                  (5,508)

 Change in Unrealized
  Appreciation on
  Investments and
  Foreign Currency
  Transactions               8,841           4,305                     8,146                   4,310
                           -------         -------         -----------------       -----------------
 Increase (Decrease) in
  Net Assets Resulting
  from Operations           12,880           3,900                    12,411                  (1,272)
                           -------         -------         -----------------       -----------------

DISTRIBUTIONS TO SHARE-
 HOLDERS
 Distributions from Net
  Investment Income           (146)             --                        --                     (52)
                           -------         -------         -----------------       -----------------
NET CAPITAL SHARE
 TRANSACTIONS (Note 7):

 Institutional Class        (5,395)         70,953                    (1,829)                 29,972
                           -------         -------         -----------------       -----------------

 Increase in Net Assets      7,339          74,853                    10,582                  28,648

NET ASSETS

 Beginning of Period        74,853              --                    28,648                      --
                           -------         -------         -----------------       -----------------
 End of Period             $82,192         $74,853         $          39,230       $          28,648
                           =======         =======         =================       =================

30

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                 TCW Galileo Latin America
                                                       Equities Fund
                                             ---------------------------------
                                             Six Months Ended
                                              April 30, 1999     Year Ended
                                               (Unaudited)    October 31, 1998
                                             ---------------- ----------------
                                                Dollar Amounts in Thousands
OPERATIONS

 Net Investment Income                           $    66          $    351

 Net Realized Gain (Loss) On Investments and
  Foreign Currency Transactions                   (2,440)            3,972

 Change in Unrealized Appreciation
  (Depreciation) on Investments and Foreign
  Currency Transactions                            1,703           (12,359)
                                                 -------          --------
 (Decrease) in Net Assets Resulting from
  Operations                                        (671)           (8,036)
                                                 -------          --------
DISTRIBUTIONS TO SHAREHOLDERS

 Distributions from Net Investment Income             --              (595)
                                                 -------          --------
NET CAPITAL SHARE TRANSACTIONS (NOTE 7):

 Institutional Class                              (6,535)          (34,909)
                                                 -------          --------
 (Decrease) in Net Assets                         (7,206)          (43,540)

NET ASSETS

 Beginning of Period                              11,796            55,336
                                                 -------          --------
 End of Period                                   $ 4,590          $ 11,796
                                                 =======          ========

                                                                            31

See accompanying notes to financial statements.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  International
Notes to Financial Statements (Unaudited)                         April 30, 1999


Note 1 -- Organization

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, that currently offers a selection of 20 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Funds Management, Inc. (the "Adviser") is the investment adviser to the Funds. For the period November 1, 1998 through February 28, 1999, TCW Funds Management, Inc. was also the administrator of the Funds day-to-day operations. As of March 1, 1999, Investors Bank & Trust Company became the administrator to the Funds. TCW Asia Limited and TCW London International, Limited are sub-advisers for the TCW Galileo Emerging Markets Equities Fund. TCW London International, Limited is also a sub-adviser to the TCW Galileo International Equities Fund, TCW Galileo European Equities Fund, and TCW Galileo Japanese Equities Fund. TCW Asia Limited is a sub-adviser to the TCW Galileo Asia Pacific Equities Fund. The advisers are registered under the Investment Advisers Act of 1940. Each Fund has distinct investment objectives and policies. There is one diversified money market fund (the TCW Galileo Money Market Fund), four diversified fixed income funds (the TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund, the TCW Galileo Mortgage-Backed Securities Fund and the TCW Galileo Long-Term Mortgage Backed Securities Fund), one non-diversified fixed income fund (the TCW Galileo Emerging Markets Income Fund), a convertible securities fund (the TCW Galileo Convertible Securities Fund), and fourteen non-diversified equity funds (the TCW Galileo Core Equities Fund, the TCW Galileo Earnings Momentum Fund, the TCW Aggressive Growth Equities Fund (formerly TCW Galileo Mid-Cap Growth Fund), the TCW Galileo Small Cap Growth Fund, the TCW Galileo Enhanced 500 Fund, the TCW Galileo Large Cap Growth Fund, the TCW Galileo Large Cap Value Fund, the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo Latin America Equities Fund, the TCW Galileo International Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo Japanese Equities Fund and the TCW Galileo Value Opportunities Fund) currently offered by the Company.

The primary investment objective of each Fund follows: (1) the TCW Galileo Money Market Fund seeks current income, preservation of capital and liquidity by investing in short-term money market securities; (2) the TCW Galileo Core Fixed Income Fund seeks capital appreciation and income through investment principally in Core fixed income securities emphasizing high quality and liquid investments; (3) the TCW Galileo High Yield Bond Fund seeks high current income through investment principally in high yield fixed income securities; (4) the TCW Galileo Mortgage Backed Securities Fund seeks income by investing primarily in short-term mortgage backed securities; (5) the TCW Galileo Total Return Mortgage-Backed Securities Fund seeks income by investing primarily in long-term mortgage backed securities; (6) the TCW Galileo Convertible Securities Fund seeks high total return from current income and capital appreciation through investment principally in convertible securities; (7) the TCW Galileo Select Equities Fund emphasizes capital appreciation and preservation with focus on long-term results; (8) the TCW Galileo Earnings Momentum Fund seeks capital appreciation through investment primarily in publicly-traded equity securities of companies experiencing or expected to experience accelerating earnings growth; (9) the TCW Galileo Aggressive Growth Equities Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of medium capitalization companies; (10) the TCW Galileo Small Cap Growth Fund seeks long-term capital appreciation, primarily by investing in publicly-traded equity securities of smaller capitalization companies; (11) the TCW Galileo Asia Pacific Equities Fund seeks long-term capital appreciation, primarily by investing in equity securities of companies in the Asia Pacific region; (12) the TCW Galileo Emerging Markets Equities Fund seeks long-term capital
32

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

appreciation by investing in equity securities of companies in emerging market countries around the world; (13) the TCW Galileo Latin America Equities Fund seeks long-term capital appreciation, primarily by investing in Latin American equity securities; (14) the TCW Galileo International Equities Fund seeks long-term capital appreciation by investing in a mix of underlying TCW Galileo Funds; (15) the TCW Galileo European Equities Fund seeks long-term capital appreciation by investing primarily in the securities of issuers located in Europe; (16) the TCW Galileo Japanese Equities Fund seeks long-term capital appreciation by investing primarily in Japanese equity securities; (17) the TCW Galileo Value Opportunities Fund seeks capital appreciation by investing at least 65% of its total assets, under normal circumstances, in publicly traded equity securities issued by small and medium companies with market capitalization at the time of purchase between $500 million and $2.5 billion;
(18) the TCW Galileo Emerging Markets Income Fund seeks high total return from capital appreciation and current income by investing at least 65% of its total assets in debt securities issued or guaranteed by companies, financial institutions, and government entities in emerging market countries; (19) the TCW Galileo Large Cap Growth Fund seeks long-term appreciation by investing primarily in publicly traded equity securities of large capitalization U.S. companies with above average earnings prospects; and (20) the TCW Galileo Large Cap Value Fund seeks long-term capital appreciation by investing primarily in publicly traded equity securities of large capitalization companies.

As of March 1, 1999, nine funds (TCW Galileo Select Equities Fund, TCW Galileo Large Cap Value Fund, TCW Galileo Large Cap Growth Fund, TCW Galileo Aggressive Growth Equities Fund, TCW Galileo Small Cap Growth Fund, TCW Galileo European Equities Fund, TCW Galileo Fixed Income Fund, TCW Galileo Total Return Mortgage-Backed Securities Fund and TCW Galileo High Yield Bond Fund) commenced offering two classes of shares, Institutional Class Shares and Advisory Class Shares. Shares of each class of the Funds represent an equal pro rata interest in the Funds and generally gives the shareholder the same voting, dividend, Liquidation, and other rights. The institutional class shares are offered at the current net asset value. The advisory class shares are also offered at the current net asset value, but are subject to fees imposed under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 act.

The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles and which are consistently followed by the Fund in the preparation of its financial statements. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements

Note 2 -- Significant Accounting Policies

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Security Valuations: Equity fund securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price prior to the time of valuation.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  International
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Realized and unrealized gains and losses on investments are recorded on the basis of specific identification. The TCW Galileo Emerging Markets Income Fund recognizes as interest income discounts on securities purchased using a constant yield to maturity accretion method. Premiums on securities purchased are not amortized.

Foreign Currency Translation: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain
(loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

Forward Foreign Currency Contracts: Certain Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding on April 30, 1999.

Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations and in other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Funds may bear
34

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities. At April 30, 1999, the following Funds loaned securities that were collateralized in cash which was invested in short-term investments:

                                                                  Securities
                                Market Value of                    Lending
                               Loaned Securities Collateral Value    Fees
                               ----------------- ---------------- ----------
TCW Galileo European Equities
 Fund                             $9,210,072        $9,737,058      $2,398
TCW Galileo Japanese Equities
 Fund                              1,088,651         1,141,500         560

Securities lending fees are included in interest income in the Statements of Operations.

Options: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 1999.

Deferred Organization Costs: Organization costs of $10,000 per Fund for the TCW Galileo Asia Pacific Equities Fund and the TCW Galileo Emerging Markets Equities Fund and $50,000 for the TCW Galileo Latin America Equities Fund have been completely amortized as of April 30, 1999. Organizational costs of approximately $7,000, $9,000 and $7,000 for the TCW Galileo European Equities Fund, TCW Galileo International Equities Galileo Fund and the TCW Galileo Japanese Equities Fund, respectively, have been deferred and are also being amortized on a straight line basis over a five year period from the commencement of operations. Organizational costs for the TCW Galileo Emerging Markets Income Fund were de minimus and therefore, were not deferred. Those costs were expensed as incurred.

Upon formation of the Funds, the Company sold and issued to the Adviser 10,008 shares of common stock (one share each of the TCW Galileo Asia Pacific Equities Fund, the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, and the TCW Galileo Japanese Equities Fund, and 2,000 shares of the TCW Galileo Latin America Equities Fund, collectively the "Initial Shares"). In the event the Adviser redeems any of its Initial Shares from one or more of the Funds prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares will be reduced by any unamortized organization costs in the same ratio as the number of Initial Shares being redeemed bears to the number of Initial Shares outstanding at the time of the redemption.

Allocation of Operating Activity: Investment income, common expenses and realized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to that class' operations. All other expenses are charged to each Fund as incurred on a specific identification basis.
                                                                            35

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  International
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard Time.

Dividends and Distributions: It is the policy of the Funds to declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 3--Federal Income Taxes

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required. At April 30, 1999, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

                          TCW Galileo    TCW Galileo      TCW Galileo     TCW Galileo
                         Asia Pacific  Emerging Markets Emerging Markets   European
                         Equities Fund  Equities Fund     Income Fund    Equities Fund
                         ------------- ---------------- ---------------- -------------
Unrealized Appreciation   $ 3,389,303    $ 3,580,197      $ 6,191,376     $12,389,705
Unrealized
 (Depreciation)               (98,055)      (795,540)      (2,337,494)     (2,554,637)
                          -----------    -----------      -----------     -----------
Net Unrealized
 Appreciation             $ 3,291,248    $ 2,784,657      $ 3,853,882     $ 9,835,068
                          ===========    ===========      ===========     ===========
Cost of Investments for
 Federal Income Tax
 Purposes                 $ 9,934,495    $17,318,784      $53,161,654     $68,836,096
                          ===========    ===========      ===========     ===========
                          TCW Galileo    TCW Galileo      TCW Galileo
                         International     Japanese      Latin America
                         Equities Fund  Equities Fund    Equities Fund
                         ------------- ---------------- ----------------
Unrealized Appreciation   $13,345,969    $ 7,503,338      $   986,906
Unrealized
 (Depreciation)              (199,907)      (480,036)         (33,928)
                          -----------    -----------      -----------
Net Unrealized
 Appreciation             $13,146,062    $ 7,023,302      $   952,978
                          ===========    ===========      ===========
Cost of Investments for
 Federal Income Tax
 Purposes                 $66,757,128    $32,692,499      $ 3,588,341
                          ===========    ===========      ===========

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 3--Federal Income Taxes (continued)

At April 30, 1999, the following Funds had net realized loss carryforwards for federal income tax purposes (in thousands):

                                                   Expiring in
                                            -------------------------
                                             2003   2004  2005  2006
                                            ------ ------ ---- ------
TCW Galileo Asia Pacific Equities Fund      $   -- $   -- $ -- $6,632
TCW Galileo Emerging Markets Equities Fund   3,478    902   --  7,540
TCW Galileo Emerging Markets Income Fund        --     --   --  6,429
TCW Galileo International Equities Fund         --     --   --    555
TCW Galileo Japanese Equities Fund              --     --   --  5,511
TCW Galileo Latin America Equities Fund      6,586  3,423   --     --

Note 4--Investment Advisory and Accounting Service Fees

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees:

   TCW Galileo Asia Pacific Equities Fund      1.00%
   TCW Galileo Emerging Markets Equities Fund  1.00%
   TCW Galileo Emerging Markets Income Fund    0.75%
   TCW Galileo European Equities Fund          0.75%
   TCW Galileo International Equities Fund     0.00%
   TCW Galileo Japanese Equities Fund          0.75%
   TCW Galileo Latin America Equities Fund     1.00%

For the period November 1, 1998 through February 28, 1999, when the Adviser was the administrator of the Funds, each Fund reimbursed the Adviser for the cost of providing accounting services to the Fund in an amount not exceeding $35,000 for any fiscal year.

The ordinary operating expenses of the TCW Galileo Emerging Markets Income Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Eq-uities Fund and the TCW Galileo Japanese Equities Fund were limited to 1.78%, 1.20%, 1.16% and 1.20%, respectively, of each Fund's daily net assets until March 15, 1999. Effective March 15, 1999, the ordinary operating expenses for all Funds are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's respective investment objec-tive, which is subject to change on a monthly basis. At April 30, 1999, the or-dinary operating expenses for the TCW Galileo Asia Pacific Equities Fund, the TCW Emerging Markets Equities Fund, the TCW Emerging Markets Income Fund, the TCW Galileo European Equities Fund, the TCW Galileo International Equities Fund, the TCW Galileo Japanese Equities Fund and the TCW Galileo Latin America Equities Fund were limited to 2.15%, 2.19%, 1.70%, 1.64%, 1.65%, 1.77% and
2.21%, respectively of each Fund's daily net assets.

Certain officers and/or directors of the Company are officers and/or directors of the Adviser.

Note 5--Distribution Plan

The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Advisory Class shares of each Fund. Under the terms of the Distribution Plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its Advisory Class shares for distribution and related services. Distribution fees for the period March 1, 1999 (Commencement of offering of Advisory Class shares) were less than $1,000 for each Fund and as a result, are not disclosed in the State-ments of Operations.

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  International
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 6--Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 1999, were as follows:

                                                                   TCW Galileo
                    TCW Galileo    TCW Galileo      TCW Galileo     European
                   Asia Pacific  Emerging Markets Emerging Markets  Equities
                   Equities Fund  Equities Fund     Income Fund       Fund
                   ------------- ---------------- ---------------- -----------
Purchases at Cost   $ 9,192,661    $12,690,440      $38,728,603    $31,299,156
                    ===========    ===========      ===========    ===========
Sales Proceeds      $ 6,828,669    $13,783,101      $23,974,110    $29,939,455
                    ===========    ===========      ===========    ===========
                    TCW Galileo    TCW Galileo      TCW Galileo
                   International     Japanese      Latin America
                   Equities Fund  Equities Fund    Equities Fund
                   ------------- ---------------- ----------------
Purchases at Cost   $12,041,803    $22,361,938      $ 2,642,860
                    ===========    ===========      ===========
Sales Proceeds      $17,971,192    $23,571,774      $ 8,526,105
                    ===========    ===========      ===========

There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 1999.

Note 7--Capital Share Transactions

TCW Galileo Asia Pacific Equities Fund
Institutional Class

                               Six Months Ended
                                April 30, 1999              Year Ended
                                  (Unaudited)            October 31, 1998
                            ------------------------ --------------------------
                                          Amount                     Amount
                             Shares   (in thousands)   Shares    (in thousands)
                            --------  -------------- ----------  --------------
Shares Sold                  439,455     $ 2,520      1,605,901     $  9,663
Shares Issued Upon
 Reinvestment of Dividends                              440,561        2,425
Shares Redeemed             (183,002)       (993)    (3,272,912)     (19,259)
                            --------     -------     ----------     --------
Net Increase (Decrease)      256,453     $ 1,527     (1,226,450)    $ (7,171)
                            ========     =======     ==========     ========

TCW Galileo Emerging Markets Equities Fund
Institutional Class

                               Six Months Ended
                                April 30, 1999              Year Ended
                                  (Unaudited)            October 31, 1998
                            ------------------------ --------------------------
                                          Amount                     Amount
                             Shares   (in thousands)   Shares    (in thousands)
                            --------  -------------- ----------  --------------
Shares Sold                  487,236     $ 2,841      1,729,977     $ 10,216
Shares Issued Upon
 Reinvestment of Dividends                                3,688           27
Shares Redeemed             (901,924)     (5,314)    (4,103,415)     (28,369)
                            --------     -------     ----------     --------
Net (Decrease)              (414,688)    $(2,473)    (2,369,750)    $(18,126)
                            ========     =======     ==========     ========

38

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 7--Capital Share Transactions (continued)

TCW Galileo Emerging Markets Income Fund
Institutional Class

                                                       June 3, 1998
                          Six Months Ended           (Commencement of
                           April 30, 1999          Operations) through
                             (Unaudited)             October 31, 1998
                      -------------------------- -------------------------
                                      Amount                    Amount
                        Shares    (in thousands)  Shares    (in thousands)
                      ----------  -------------- ---------  --------------
Shares Issued upon
 Exchange of Limited
 Partnership
 Interests                    --     $    --     2,821,844     $28,218
Shares Sold            4,015,525      27,551     1,871,153      12,305
Shares Issued Upon
 Reinvestment of
 Dividends               375,709       2,672       114,557         834
Shares Redeemed       (1,415,936)     (9,453)     (237,929)     (1,542)
                      ----------     -------     ---------     -------
Net Increase           2,975,298     $20,770     4,569,625     $39,815
                      ==========     =======     =========     =======

TCW Galileo European Equities Fund
Institutional Class

                                                     November 3, 1997
                          Six Months Ended           (Commencement of
                           April 30, 1999          Operations) through
                             (Unaudited)             October 31, 1998
                      -------------------------- -------------------------
                                      Amount                    Amount
                        Shares    (in thousands)  Shares    (in thousands)
                      ----------  -------------- ---------  --------------
Shares Issued upon
 Exchange of Limited
 Partnership
 Interests                    --     $    --     3,226,833     $32,268
Shares Sold              934,912      11,518     2,746,292      32,078
Shares Issued Upon
 Reinvestment of
 Dividends               150,626       1,791            --          --
Shares Redeemed         (935,376)    (11,681)     (502,548)     (6,200)
                      ----------     -------     ---------     -------
Net Increase             150,162     $ 1,628     5,470,577     $58,146
                      ==========     =======     =========     =======

TCW Galileo European Equities Fund
Advisory Class

                            Period Ending
                         April 30, 1999 (1)
                             (Unaudited)
                      --------------------------
                                      Amount
                        Shares    (in thousands)
                      ----------  --------------
Shares Sold               10,658     $   133
                      ----------     -------
Net Increase              10,658     $   133
                      ==========     =======

(1) For the period March 1, 1999 (Commencement of offering of the Advisory Class shares) through April 30, 1999.
                                                                            39

  TCW Galileo Funds, Inc.

--------------------------------------------------------------------------------
  International
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 7--Capital Share Transactions (continued)

TCW Galileo International Equities Fund
Institutional Class

                                                        November 3, 1997
                             Six Months Ended           (Commencement of
                              April 30, 1999           Operations) through
                                (Unaudited)             October 31, 1998
                         -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Issued upon
 Exchange of Limited
 Partnership Interests           --     $     --     4,670,385     $ 46,704
Shares Sold                 668,181        7,524     3,196,699       34,126
Shares Issued Upon
 Reinvestment of
 Dividends                    3,536           40            --           --
Shares Redeemed          (1,107,686)     (12,959)     (906,223)      (9,877)
                         ----------     --------    ----------     --------
Net Increase (Decrease)    (435,969)    $ (5,395)    6,960,861     $ 70,953
                         ==========     ========    ==========     ========

TCW Galileo Japanese Equities Fund
Institutional Class

                                                        November 3, 1997
                             Six Months Ended           (Commencement of
                              April 30, 1999           Operations) through
                                (Unaudited)             October 31, 1998
                         -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Issued upon
 Exchange of Limited
 Partnership Interests           --     $     --       960,559     $  9,606
Shares Sold                 398,879        3,679     2,813,291       23,503
Shares issued upon
 Reinvestment of
 Dividends                       --           --         7,216           52
Shares Redeemed            (521,476)      (5,508)     (383,522)      (3,189)
                         ----------     --------    ----------     --------
Net Increase (Decrease)    (122,597)    $ (1,829)    3,397,544     $ 29,972
                         ==========     ========    ==========     ========

TCW Galileo Latin America Fund
Institutional Class

                             Six Months Ended
                              April 30, 1999               Year Ended
                                (Unaudited)             October 31, 1998
                         -------------------------- --------------------------
                                         Amount                     Amount
                           Shares    (in thousands)   Shares    (in thousands)
                         ----------  -------------- ----------  --------------
Shares Sold                 162,910     $  1,400     1,123,813     $ 13,900
Shares Issued Upon
 Reinvestment of
 Dividends                                              28,695          345
Shares Redeemed           1,089,810       (7,935)   (4,200,900)     (49,154)
                         ----------     --------    ----------     --------
Net (Decrease)             (926,900)    $ (6,535)   (3,048,392)    $(34,909)
                         ==========     ========    ==========     ========

40

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 8--Restricted Securities

The following restricted securities held by the Funds as of April 30, 1999, were valued both at the date of acquisition and April 30, 1999, in accordance with the security valuation policy of the Funds described in Note 2. The re-stricted securities include securities purchased in private placement transac-tions without registration under the Securities Act of 1933, as well as Rule 144A securities. Such securities generally may be sold only in a privately ne-gotiated transaction with a limited number of purchasers or in a public offer-ing registered under the Securities Act of 1933. Each Fund will bear any costs incurred in connection with the disposition of such securities.

TCW Galileo Asia Pacific Equities Fund:

 Number
   of                                                     Date of
 Shares                   Investment                    Acquisition   Cost
 ------  --------------------------------------------   ----------- --------
     115 Asustek Computer, Inc. (144A) (GDR) (Taiwan)    11/10/98   $    765
 136,405 Taiwan Semiconductor Manufacturing Company      02/10/99    363,245
         (Local Shares) (Taiwan)
   6,590 Winbond Electronics Corporation (144A) (GDR)    01/29/99     75,456
         (Taiwan)

The total value of restricted securities is $529,669, which represents 4.0% of net assets of the Fund at April 30, 1999.

TCW Galileo Emerging Markets Equities Fund:

 Number
   of                                                     Date of
 Shares                   Investment                    Acquisition   Cost
 ------  --------------------------------------------   ----------- --------
     116 Asustek Computer, Inc. (144A) (GDR) (Taiwan)    11/03/98   $    771
  27,500 Central Asian Investment Company, Limited       01/26/95    275,000
         (Asia)
   4,783 Mol Magyar Ola-jes Gazipari Rt. (144A) (GDR)    10/17/97     86,670
         (Hungary)
 240,000 Taiwan Semiconductor Manufacturing Company      01/20/99     74,586
         (Local Shares) (Taiwan)
  23,000 Telekomunikacja Polska, S.A. (144A) (GDR)       11/09/98    102,120
         (Poland)
   3,780 Winbond Electronics Corporation (144A) (GDR)    01/29/99     43,281
         (Taiwan)

The total value of restricted securities is $1,101,066, which represents 5.4% of net assets of the Fund at April 30, 1999.

  TCW GALILEO FUNDS, INC.

--------------------------------------------------------------------------------
  International
Notes to Financial Statements (Unaudited) (Continued)             April 30, 1999


Note 8--Restricted Securities (continued)

TCW Galileo Emerging Markets Income Fund:

 Principal                                                 Date of
   Amount                   Investment                   Acquisition    Cost
 ---------  ------------------------------------------   ----------- ----------
 $  720,000 Ce Casecnan Water & Energy, Series A,         10/30/98   $  621,605
            11.45%, due 11/15/05 (Philippines)
    305,500 Cellco Finance N.V., (144A), 15%, due         08/11/98      298,900
            08/01/05 (Turkey)
    440,000 Cellco Finance N.V , (Reg. S), 15%, due       10/30/98      366,438
            08/01/05 (Turkey)
    888,000 Cemex International Capital, LLC, (Reg.       10/14/98      767,143
            S), 9.66%, due 11/29/49 (Mexico)
  1,185,000 Globopar Communications, (Reg. S),            10/16/98      650,919
            10.625%, due 12/05/08 (Brazil)
  1,035,000 JG Summit Philippines (Reg. S), 8.375%,       02/03/98      721,562
            due 03/17/04 (Philippines)
    375,000 Republic of Ecuador, (Reg. S), Variable       10/22/98      253,547
            Rate based on Six Month LIBOR + 4.75%, due
            04/25/04 (Ecuador)
    910,000 Republic of Turkey, (Reg. S), 9.875% due      08/11/98      807,225
            02/23/05 (Turkey)
    640,000 Russian Federation, (144A), 11% due           07/20/98      468,497
            07/24/18 (Russia)
    530,000 Russian Federation, (Reg. S), 11% due         07/20/98      112,276
            07/24/18 (Russia)
    820,000 Russian Federation, (144A), 12.75% due        07/23/98      727,340
            06/24/28, Par Put 06/24/08 (Russia)
  8,395,000 Russian Federation, (Reg. S), 12.75% due      07/23/98    1,992,465
            06/24/28, Par Put 06/24/08 (Russia)
    550,000 Solvak Republic (Reg. S), 9.5%, due           03/24/99      523,600
            05/28/03 (Slovakia)

The total value of restricted securities is $10,220,843 which represents 17.2% of net assets of the Fund at April 30, 1999.
42

  TCW Galileo Asia Pacific Equities Fund
--------------------------------------------------------------------------------
Financial Highlights

                                                                                         March 1, 1994
                            Six Months                                                  (Commencement of
                              Ended               Year ended October 31,                  Operations)
                          April 30, 1999      ------------------------------------          through
                           (Unaudited)         1998      1997      1996     1995        October 31, 1994
                          --------------      -------   -------   -------  -------      ----------------
Net Asset Value per
 Share, Beginning of
 Period                      $  5.09          $  7.37   $  9.61   $  8.67  $ 10.19          $ 10.00
                             -------          -------   -------   -------  -------          -------
Income (Loss) from
 Investment Operations:
 Net Investment Income
  (Loss)                       (0.01)            0.02     (0.01)     0.06     0.06             0.03
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                1.87            (1.04)    (2.10)     0.93    (1.19)            0.16
                             -------          -------   -------   -------  -------          -------
  Total from Investment
   Operations                   1.86            (1.02)    (2.11)     0.99    (1.13)            0.19
                             -------          -------   -------   -------  -------          -------
Less Distributions:
 Distributions from Net
  Investment Income               --               --     (0.08)    (0.05)   (0.01)              --
 Distributions in Excess
  of Net Investment
  Income                          --               --     (0.05)       --    (0.22)              --
 Distributions from Net
  Realized Gains                  --            (1.26)       --        --    (0.16)              --
                             -------          -------   -------   -------  -------          -------
  Total Distributions             --            (1.26)    (0.13)    (0.05)   (0.39)              --
                             -------          -------   -------   -------  -------          -------
Net Asset Value per
 Share, End of Period        $  6.95          $  5.09   $  7.37   $  9.61  $  8.67          $ 10.19
                             =======          =======   =======   =======  =======          =======
Total Return                   36.54% (2)      (14.80)%  (22.40)%   11.36%  (10.98)%           1.90% (1)
Ratios/Supplemental Data:
Net Assets, End of
 Period (in thousands)       $13,353          $ 8,482   $21,327   $48,266  $46,709          $54,019
Ratio of Net Expenses to
 Average Net Assets             2.27% (3)(4)     2.48 %    1.49 %    1.43%    1.47% (4)        1.40% (3)(4)
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets            (0.85)% (3)       0.36 %   (0.02)%    0.66%    0.74%            0.45% (3)
Portfolio Turnover Rate        76.68% (2)      190.33 %   81.92 %   84.81%  102.01%           46.75% (1)

(1) For the period March 1, 1994 (Commencement of Operations) through October 31, 1994 and not indicative of a full year's operating results.
(2) For the six-months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit annual operating expenses of the Fund as disclosed in Note 4 of the Notes to the Financial Statements for the six months ended April 30, 1999 and 1.40% of net assets through December 31, 1994. Had such action not been taken, total annualized operating expenses, as a percentage of net assets, would have been 3.01% for the six months ended April 30, 1999, 1.51% for the year ended October 31, 1995 and 1.60% for the period March 1, 1994 (Commencement of operations) through October 31, 1994.
                                                                            43

See accompanying notes to financial statements.

  TCW Galileo Emerging Markets Equities Fund

--------------------------------------------------------------------------------
Financial Highlights

                            Six Months                                              Ten Months
                              Ended               Year ended October 31,              Ended
                          April 30, 1999      -----------------------------------    October
                           (Unaudited)         1998      1997     1996     1995      31, 1994
                          --------------      -------   -------  -------  -------   ----------
Net Asset Value per
 Share, Beginning of
 Period                      $  5.57          $  8.32   $  8.18  $  7.19  $  9.73    $ 10.00
                             -------          -------   -------  -------  -------    -------
Income (Loss) from
 Investment Operations:
 Net Investment Income
  (Loss)                        0.02             0.09      0.03     0.07     0.04      (0.01)
 Net Realized and
  Unrealized Gain (Loss)
  on Investments                1.25            (2.83)     0.22     0.94    (2.58)     (0.26)
                             -------          -------   -------  -------  -------    -------
  Total from Investment
   Operations                   1.27            (2.74)     0.25     1.01    (2.54)     (0.27)
                             -------          -------   -------  -------  -------    -------
Less Distributions:
 Distributions from Net
  Investment Income               --            (0.01)    (0.11)   (0.02)      --         --
                             -------          -------   -------  -------  -------    -------
Net Asset Value per
 Share, End of Period        $  6.84          $  5.57   $  8.32  $  8.18  $  7.19    $  9.73
                             =======          =======   =======  =======  =======    =======
Total Return                   22.80% (2)      (32.97)%    2.82%   14.14%  (26.11)%    (2.70)% (1)
Ratios/Supplemental
 Data:
Net Assets, End of
 Period (in thousands)       $20,204          $18,763   $47,726  $57,639  $51,873    $70,212
Ratio of Net Expenses to
 Average Net Assets             2.14% (3)(4)     1.70 %    1.50%    1.41%    1.55 %     1.70 % (3)
Ratio of Net Investment
 Income (Loss) to
 Average Net Assets             0.18% (3)        1.15 %    0.36%    0.82%    0.54 %    (0.09)% (3)
Portfolio Turnover Rate        73.85% (2)      102.28 %   79.80%   83.76%   74.24 %    61.28 % (1)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the six-months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund as disclosed in Note 4 of the Notes to the Financial Statements for the six months ended April 30, 1999. Had such action not been taken, total annualized operating expenses, as a percentage of net assets, would have been 2.50% for the six months ended April 30, 1999.
44

See accompanying notes to financial statements.

  TCW Galileo Emerging Markets Income Fund
--------------------------------------------------------------------------------
Financial Highlights

                                            Six Months           June 3, 1998
                                              Ended            (Commencement of
                                          April 30, 1999      operations) through
                                           (Unaudited)         October 31, 1998
                                          --------------      -------------------
Net Asset Value per Share, Beginning of
 Period                                      $  6.58                $ 10.00
                                             -------                -------

Income (Loss) from Investment
 Operations:

 Net Investment Income                          0.43                   0.37

 Net Realized and Unrealized Gain (Loss)
  on Investments                                1.26                  (3.41)
                                             -------                -------

  Total from Investment Operations              1.69                  (3.04)
                                             -------                -------

Less Distributions:

 Distributions from Net Investment
  Income                                       (0.41)                 (0.37)

 Distributions in Excess of Net
  Investment Income                               --                  (0.01)
                                             -------                -------

  Total Distributions                          (0.41)                 (0.38)
                                             -------                -------
Net Asset Value per Share, End of Period     $  7.86                $  6.58
                                             =======                =======


Total Return                                   26.47% (4)            (30.67)% (1)
Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)     $59,325                $30,090

Ratio of Net Expenses to Average Net
 Assets                                         0.98% (3)(4)           1.53% (3)

Ratio of Net Investment Income to
 Average Net Assets                            12.11% (3)             11.90% (3)

Portfolio Turnover Rate                        49.93% (2)             68.46% (1)

(1) For the period June 3, 1998 (Commencement of operations) through October 31, 1998 and not indicative of a full year's operating results.
(2) For the six-months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Advisor had voluntarily agreed to reduce its fee, or to pay operating expenses of the Fund as disclosed in Note 4 of the Notes to the Financial Statements. Had such action not been taken, total annualized op-erating expenses, as a percentage of net assets, would have been 1.01% for the six months ended April 30, 1999.
                                                                            45

See accompanying notes to financial statements.

  TCW Galileo European Equities Fund

--------------------------------------------------------------------------------
  Institutional Class
Financial Highlights

                                             Six Months      November 3, 1997
                                               Ended         (Commencement of
                                           April 30, 1999   Operations) through
                                            (Unaudited)      October 31, 1998
                                           --------------   -------------------
Net Asset Value per Share, Beginning of
 Period                                       $ 11.70             $ 10.00
                                              -------             -------

Income from Investment Operations:

 Net Investment Income                           0.01                0.06

 Net Realized and Unrealized Gain on
  Investments                                    1.24                1.64
                                              -------             -------

  Total from Investment Operations               1.25                1.70
                                              -------             -------

Less Distributions:

 Distributions from Net Investment Income       (0.03)                 --

 Distributions from Net Realized Gains          (0.28)                 --
                                              -------             -------

  Total Distributions                           (0.31)                 --
                                              -------             -------

Net Asset Value per Share, End of Period      $ 12.64             $ 11.70
                                              =======             =======

Total Return                                    11.03% (2)          17.00% (1)
Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)      $71,027             $63,994

Ratio of Expenses to Average Net Assets          1.03% (3)           1.06% (3)

Ratio of Net Investment Income to Average
 Net Assets                                      0.18% (3)           0.52% (3)

Portfolio Turnover Rate                         43.17% (2)          72.05% (1)

(1) For the period November 3, 1997 (Commencement of operations) through Octo-ber 31, 1998 and not indicative of a full year's operating results.
(2) For the six-months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
46

See accompanying notes to financial statements.

  TCW Galileo European Equities Fund

--------------------------------------------------------------------------------
  Advisory Class
Financial Highlights

                                                       March 1, 1999
                                                          through
                                                       April 30, 1999
                                                        (Unaudited)
                                                       --------------
Net Asset Value per Share, Beginning of Period             $12.37
                                                           ------

Income from Investment Operations:

 Net Investment Income                                       0.04

 Net Realized and Unrealized Gain on Investments             0.22
                                                           ------

  Total from Investment Operations                           0.26
                                                           ------

Net Asset Value, End of Period                             $12.63
                                                           ======

Total Return                                                 2.10% (1)

Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)                   $  135

Ratio of Net Expenses to Average Net Assets                  1.32% (2)(3)

Ratios of Net Investment Income to Average Net Assets        2.43% (2)

Portfolio Turnover Rate                                     43.17% (1)

(1) For the period March 1, 1999 (Commencement of offering of Advisory Class shares) through April 30, 1999 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Adviser voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund as disclosed in Note 4 of the Notes to the Financial Statements for the six months ended April 30, 1999. Had such ac-tion not been taken, total annualized operating expenses, as a percentage of average net assets, would have been 1.34% for the period ended April 30, 1999.
                                                                 47

See accompanying notes to financial statements.

  TCW Galileo International Equities Fund

--------------------------------------------------------------------------------
Financial Highlights

                                             Six Months      November 3, 1997
                                               Ended         (Commencement of
                                           April 30, 1999   operations) through
                                            (Unaudited)      October 31, 1998
                                           --------------   -------------------
Net Asset Value per Share, Beginning of
 Period                                       $ 10.75             $ 10.00
                                              -------             -------
Income from Investment Operations:

 Net Investment Income                           0.24                0.05

 Net Realized and Unrealized Gain on
  Investments                                    1.63                0.70
                                              -------             -------
  Total from Investment Operations               1.87                0.75
                                              -------             -------
Less Distributions:

 Distributions from Net Investment Income       (0.02)                 --
                                              -------             -------
Net Asset Value per Share, End of Period      $ 12.60             $ 10.75
                                              =======             =======
Total Return                                    17.42% (2)           7.50% (1)
Ratios/Supplemental Data:

Net Assets, End of Period (in thousands)      $82,192             $74,853

Ratio of Expenses to Average Net Assets          0.20% (3)           0.17% (3)

Ratio of Net Investment Income to Average
 Net Assets                                      3.80% (3)           0.50% (3)

Portfolio Turnover Rate                         15.08% (2)          21.12% (1)

(1) For the period November 3, 1997 (Commencement of operations) through Octo-ber 31, 1998 and not indicative of a full year's operating results.
(2) For the six-months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
48

See accompanying notes to financial statements.

  TCW Galileo Japanese Equities Fund
--------------------------------------------------------------------------------
Financial Highlights

                                         Six Months      November 3, 1997
                                           Ended         (Commencement of
                                       April 30, 1999   operations) through
                                        (Unaudited)      October 31, 1998
                                       --------------   -------------------
Net Asset Value per Share, Beginning
 of Period                                $  8.43             $ 10.00
                                          -------             -------
Income (Loss) from Investment
 Operations:
 Net Investment (Loss)                         --               (0.04)
 Net Realized and Unrealized Gain
  (Loss) on Investments                      3.55               (1.46)
                                          -------             -------
  Total from Investment Operations           3.55               (1.50)
                                          -------             -------
Less Distributions:
 Distributions from Net Investment
  Income                                       --               (0.07)
                                          -------             -------
Net Asset Value per Share, End of
 Period                                   $ 11.98             $  8.43
                                          =======             =======
Total Return                                42.11% (2)         (14.88)% (1)
Ratios/Supplemental Data:
Net Assets, End of Period (in
 thousands)                               $39.230             $28,648
Ratio of Expenses to Average Net
 Assets                                      1.14% (3)           1.20% (3)(4)
Ratio of Net Investment Income (Loss)
 to Average Net Assets                       0.01% (3)          (0.48)% (3)
Portfolio Turnover Rate                     65.63% (2)         178.53 % (1)

(1) For the period November 3, 1997 (Commencement of operations) through Octo-ber 31, 1998 and not indicative of a full year's operating results.
(2) For the six-months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund, to the extent necessary to limit the annual ordinary operating expenses of the Fund to 1.20% of net assets through October 31, 1998. Had such action not been taken, total annualized operating expenses as a percentage of average net assets would have been 1.51% for the period November 3, 1997 (Commencement of operations) through October 31, 1998.
                                                                            49

See accompanying notes to financial statements.

  TCW Galileo Latin America Equities Fund

--------------------------------------------------------------------------------
Financial Highlights

                            Six Months                                             Ten Months
                              Ended              Year ended October 31,              Ended
                          April 30, 1999     -----------------------------------    October
                           (Unaudited)        1998      1997     1996     1995      31, 1994
                          --------------     -------   -------  -------  -------   ----------
Net Asset Value per
 Share, Beginning of
 Period                       $ 8.57         $ 12.51   $ 10.01  $  7.92  $ 14.99    $  15.11
                              ------         -------   -------  -------  -------    --------
Income (Loss) from
 Investment Operations:

 Net Investment Income          1.12            0.13      0.11     0.11     0.06        0.01

 Net Realized and
  Unrealized Gain (Loss)
  on Investments                0.52           (3.80)     2.50     2.03    (5.92)      (0.13)
                              ------         -------   -------  -------  -------    --------
  Total from Investment
   Operations                   1.64           (3.67)     2.61     2.14    (5.86)      (0.12)
                              ------         -------   -------  -------  -------    --------
Less Distributions:

 Distributions in Excess
  of Net Realized Gains           --              --        --       --    (1.21)         --
                              ------         -------   -------  -------  -------    --------
 Distributions from Net
  Investment Income               --           (0.27)    (0.11)   (0.05)      --          --


  Total Distributions             --           (0.27)    (0.11)   (0.05)   (1.21)         --
                              ------         -------   -------  -------  -------    --------
Net Asset Value per
 Share, End of Period         $10.21         $  8.57   $ 12.51  $ 10.01  $  7.92    $  14.99
                              ======         =======   =======  =======  =======    ========


Total Return                   19.25% (2)     (29.95)%   26.24%   27.08%  (40.95)%     (0.79)% (1)

Ratios/Supplemental
 Data:

Net Assets, End of
 Period (in thousands)        $4,590         $11,796   $55,336  $68,323  $38,942    $122,610

Ratio of Net Expenses to
 Average Net Assets             2.49% (3)(4)    1.64%     1.46%    1.44%    1.58%       1.36% (3)

Ratio of Net Investment
 Income to Average Net
 Assets                         1.79% (3)       1.13%     0.87%    1.12%    0.59%       0.11% (3)

Portfolio Turnover Rate        38.72% (2)      32.33%    21.17%   44.32%   75.62%     143.65% (1)

(1) For the ten months ended October 31, 1994 and not indicative of a full year's operating results.
(2) For the six-months ended April 30, 1999 and not indicative of a full year's operating results.
(3) Annualized.
(4) The Investment Adviser had voluntarily agreed to reduce its fee, or to pay the operating expenses of the Fund as disclosed in Note 4 of the Notes to the Financial Statements. Had such action not been taken, the total annualized operating expenses, as a percentage of average net assets, would have been 3.94% for the six months ended April 30, 1999.
50

See accompanying notes to financial statements.